Registration No. 33-87498
                                                                       811-8910


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [x]

                          Pre-Effective Amendment No.  _____               [ ]
                          Post-Effective Amendment No.  8                  [x]
                                     and/or


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [x]
                                 Amendment No.  11                         [x]
                       (Check appropriate box or boxes.)


                             IMG MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                               2203 Grand Avenue
                          Des Moines, Iowa 50312-5338
              (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (515) 244-5426


                           MARK A. MCCLURG, President
                             IMG Mutual Funds, Inc.
                               2203 Grand Avenue
                          Des Moines, Iowa 50312-5338
                    (Name and Address of Agent for Service)


                        Copies of all Communications to:
                              JOHN C. MILES, ESQ.
                  Cline, Williams, Wright, Johnson & Oldfather
                          1900 FirsTier Bank Building
                            Lincoln, Nebraska 68508


Approximate Date of Proposed Public Offering:   As soon as practicable after the
Registration Statement becomes effective.

It is proposed that this filing will become effective 75 days after filing or at such earlier time as the Commissions may determine pursuant to paragraph (a)of Rule 485 under the Securities Act of 1933.

The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Securites Company Act of 1940, and the Rule 24f-2 Notice for the year ended April 30, 1997 was filed on or about June 25, 1997.

                             IMG MUTUAL FUNDS, INC.
                              Cross-Reference Sheet
                             Required by Rule 404(a)

                                     PART A

N-1A Item No.                               Location in Prospectus
-------------                               ----------------------
1.  Cover Page...............................COVER PAGE
2.  Synopsis.................................EXPENSE SUMMARY
3.  Financial Highlights.....................NOT APPLICABLE
4.  General Description of Registrant........INVESTMENT OBJECTIVES, POLICIES
                                             AND RISK FACTORS OF THE FUNDS;
                                             INVESTMENT RESTRICTIONS; GENERAL
                                             INFORMATION-DESCRIPTION OF THE
                                             COMPANY AND ITS SHARES
5.  Management of the Fund...................MANAGEMENT OF THE COMPANY
6.  Capital Stock and Other Securities.......HOW TO PURCHASE AND REDEEM SHARES;
                                             DIVIDENDS AND TAXES; GENERAL
                                             INFORMATION-DESCRIPTION OF THE
                                             COMPANY AND ITS SHARES; GENERAL
                                             INFORMATION-MISCELLANEOUS
7.  Purchase of Securities Being Offered.....VALUATION OF SHARES; HOW TO
                                             PURCHASE AND REDEEM SHARES
8.  Redemption or Repurchase.................HOW TO PURCHASE AND REDEEM SHARES
9.  Legal Proceedings........................NOT APPLICABLE

                                     PART B

                                            Location in Statement of
                                            Additional Information
                                            ----------------------
10. Cover Page..............................COVER PAGE
11. Table of Contents.......................TABLE OF CONTENTS
12. General Information and History.........THE COMPANY; ADDITIONAL INFORMATION
13. Investment Objective and Policies.......INVESTMENT OBJECTIVES AND POLICIES
14. Management of the Fund..................MANAGEMENT OF THE COMPANY-DIRECTORS
                                            AND OFFICERS
15. Control Persons and Principal Holders
    of Securities...........................ADDITIONAL INFORMATION-DESCRIPTION
                                            OF SHARES
16. Investment Advisory and Other Services..MANAGEMENT OF THE COMPANY
17. Brokerage Allocation....................MANAGEMENT OF THE COMPANY-
                                            PORTFOLIO TRANSACTIONS
18. Capital Stock and Other Securities......ADDITIONAL INFORMATION-
                                            DESCRIPTION OF SHARES
19. Purchase, Redemption and Pricing
    of Securities Being Offered.............NET ASSET VALUE; ADDITIONAL
                                            PURCHASE AND REDEMPTION INFORMATION
20. Tax Status..............................ADDITIONAL INFORMATION-
                                            ADDITIONAL TAX INFORMATION
21. Underwriters............................MANAGEMENT OF THE COMPANY-
                                            DISTRIBUTOR
22. Calculation of Performance data.........ADDITIONAL INFORMATION
23. Financial Statements....................FINANCIAL STATEMENTS

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C to this Registration Statement.

VINTAGE GOVERNMENT ASSETS FUND
VINTAGE INCOME FUND
VINTAGE MUNICIPAL BOND FUND
VINTAGE EQUITY FUND
VINTAGE BALANCED FUND
VINTAGE AGGRESSIVE GROWTH FUND
VINTAGE LIMITED TERM BOND FUND


                                             For current  yield,  purchase,  and
                                             redemption information,  call (800)
                                             798-1819.

         IMG Mutual Funds, Inc. (the "Company") is a Maryland corporation organized as an open-end management investment company issuing its shares in series (each series referred to as a "Fund" and collectively as "Funds"), each representing a diversified portfolio of investments with its own investment objectives and policies. The portfolios offered in this prospectus are the Vintage Government Assets Fund (the "Government Fund"), the Vintage Income Fund, the Vintage Municipal Bond Fund, the Vintage Equity Fund, the Vintage Balanced Fund, the Vintage Aggressive Growth Fund, and the Vintage Limited Term Bond Fund (the "Limited Term Fund"). The IMG Core Stock Fund, IMG Bond Fund, Vintage Liquid Assets Fund and Vintage Municipal Assets Fund are offered in separate Prospectuses which can be obtained by calling the Company at the number indicated above.

         The Government Fund's investment objective is to seek current income consistent with maintaining liquidity and stability of principal. The Government Fund invests exclusively in short-term U.S. Treasury bills, notes and other short-term obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements with respect thereto. The Government Fund offers two classes of shares. This Prospectus describes "T Shares". T Shares are normally offered through trust organizations or others providing shareholder services such as establishing and maintaining records and accounts for their customers who invest in T Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customers' inquiries regarding their accounts. The Government Fund also offers "S Shares" which accrue daily dividends in the same manner as T Shares except that each class bears separate distribution and/or shareholder administrative servicing fees (see "GENERAL INFORMATION - Description of the Fund and Its Shares"). THE GOVERNMENT FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT THE NET ASSET VALUE WILL NOT VARY. AN INVESTMENT IN THE GOVERNMENT FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT.

         The investment objective of the Income Fund is to seek current income, consistent with the preservation of capital. The Income Fund invests primarily in fixed income securities and expects to maintain a dollar-weighted average portfolio maturity of 4 to 10 years.

         The investment objective of the Municipal Bond Fund is to seek current income, consistent with the preservation of capital, that is exempt from federal income taxes. The Municipal Bond Fund invests primarily in a diversified portfolio of tax-exempt fixed income securities and expects to maintain a dollar-weighted average portfolio maturity of 4 to 10 years.

         The investment objective of the Equity Fund is long-term capital appreciation. The Equity Fund invests primarily in a diversified portfolio of equity securities of mainly large capitalization companies with strong earnings potential. The Equity Fund offers two classes of shares. This Prospectus describes "T Shares". T Shares are normally offered through trust organizations or others providing shareholder services such as establishing and maintaining records and accounts for their customers who invest in T Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customers' inquiries regarding their accounts. The Equity Fund also offers "S Shares" which accrue daily dividends in the same manner as T Shares except that each class bears separate distribution and/or shareholder administrative servicing fees (see "GENERAL INFORMATION - Description of the Fund and Its Shares").

         The investment objective of the Balanced Fund is to seek long-term growth of capital and income. The Balanced Fund invests primarily in a diversified portfolio of equity securities and fixed income securities. The Balanced Fund expects to maintain a dollar-weighted average portfolio maturity of 4 to 10 years on the fixed income portion of the portfolio.

         The investment objective of the Aggressive Growth Fund is long-term capital growth. The Aggressive Growth Fund invests primarily in common stocks and other equity-type securities of small, medium and large capitalized companies that exhibit a strong potential for price appreciation relative to other equity securities.

         The investment objective of the Limited Term Fund is to seek total return from a portfolio of limited term fixed income securities. The Limited Term Fund invests primarily in a diversified portfolio of fixed income securities including certain types of fixed income securities that may exhibit greater volatility. The Limited Term Bond Fund expects to maintain a dollar-weighted average portfolio maturity of 1to 4 years.

         Investors Management Group acts as the investment adviser to the Funds. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY A BANK OR ANY BANKING AFFILIATE AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN THE FUNDS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

         Additional information about the Funds, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission (the "Commission") and is available upon request without charge by writing to the Funds at their address or by calling the Funds at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

         This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing. Please read this Prospectus carefully and retain it for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


               The date of this Prospectus is December ____, 1997

                               PROSPECTUS SUMMARY

The Funds                      Vintage Government Assets Fund  (the  "Government
                               Fund"),  Vintage Income Fund,  Vintage  Municipal
                               Bond Fund,  Vintage Equity Fund, Vintage Balanced
                               Fund, Vintage Aggressive Growth Fund, and Vintage
                               Limited Term Bond Fund (the "Limited Term Fund"),
                               each   a   diversified    investment    portfolio
                               (collectively,  the "Funds") of IMG Mutual Funds,
                               Inc., an open-end management investment company organized as a Maryland corporation.

Shares Offered                 Shares of common stock ("Shares") of the Funds.

Offering Price                 The  public  offering  price  of  the  Government
                               Fund's Shares is equal to the net asset value per Share, which the Government Fund will seek to maintain at $1.00.

                               The public offering price of the Income Fund, the Municipal Bond Fund, the Equity Fund, the Balanced Fund, the Aggressive Growth Fund and the Limited Term Fund's Shares is equal to the net asset value per Share.

Minimum Purchase               $1,000 minimum for the initial investment with  a
                               $50 minimum for subsequent investments. (See "HOW
                               TO  PURCHASE  AND  REDEEM   SHARES--Purchases  of
                               Shares and Auto Invest Plan" for a discussion of lower minimum purchase amounts).

Investment Objective           The  Government   Fund   seeks   current   income
                               consistent   with   maintaining   liquidity   and
                               stability of principal.

                               The Income Fund seeks current income, consistent with the preservation of capital.

                               The Municipal Bond Fund seeks current income, consistent with the preservation of capital, that is exempt from federal income taxes.

                               The   Equity   Fund   seeks   long-term   capital
                               appreciation.

                               The Balanced Fund seeks long-term growth of capital and income.

                               The  Aggressive   Growth  Fund  seeks   long-term
                               capital growth.

                               The Limited  Term Fund seeks total  return from a
                               portfolio    of   limited   term   fixed   income
                               securities.

Investment Policy              The Government Fund invests exclusively in
                               short-term U.S.  Treasury bills,  notes and other
                               short-term  obligations  issued or  guaranteed by
                               the   U.S.   Government   or  its   agencies   or
                               instrumentalities, and repurchase agreements with respect thereto.

                               Under normal market conditions, the Income Fund invests primarily in fixed income securities and expects to maintain a dollar-weighted average portfolio maturity of 4 to 10 years.

                               Under normal market conditions, the Municipal Bond Fund invests primarily in tax-exempt obligations that have a stated maturity of 25 years or less and expects to maintain a dollar-weighted average portfolio maturity of 4 to 10 years.

                               Under normal market conditions, the Equity Fund invests primarily in equity securities of mainly large capitalization companies with strong earnings potential.

                               Under normal market conditions, the Balanced Fund invests primarily in a diversified portfolio of equity securities and fixed income securities, and expects to maintain a dollar-weighted average portfolio maturity of 4 to 10 years on the fixed income portion of the portfolio.

                               Under normal market conditions, the Aggressive Growth Fund invests primarily in equity securities of small, medium and large capitalized companies that exhibit a strong potential for price appreciation relative to other equity securities.


                               Under normal market conditions, the Limited Term Fund invests primarily in a diversified portfolio of fixed income securities including certain types of fixed income securities that may exhibit greater volatility and expects to maintain a dollar-weighted average portfolio maturity of 1 to 4 years.

Investment Adviser             Investors  Management  Group,  Ltd.,  Des Moines,
  and Administrator            Iowa ("IMG").

Dividends                      The Government Fund  intends to declare dividends
                               from net  income  daily  and pay  such  dividends
                               monthly.  The Income Fund and the Municipal  Bond
                               Fund  intend  to  declare   dividends   from  net
                               investment income and pay such dividends monthly.
                               The  Equity   Fund,   the  Balanced   Fund,   the
                               Aggressive  Growth Fund and the Limited Term Fund
                               intend to declare  dividends  from net investment
                               income   quarterly   and   pay   such   dividends
                               quarterly.

Distributor                    BISYS Fund Services, Inc.

                                 EXPENSE SUMMARY

                                            GOVERNMENT      INCOME     MUNICIPAL BOND     EQUITY
                                                FUND         FUND          FUND           FUND
                                                ----         ----          ----           ----
SHAREHOLDER TRANSACTION EXPENSES1
     Maximum Sales Load Imposed on
       Purchases (as a percentage of
       offering price)                          0.00%        0.00%        0.00%             0.00%
     Maximum Sales Load Imposed on
       Reinvested Dividends (as a
       percentage of offering price)            0.00%        0.00%        0.00%             0.00%
     Deferred Sales Load (as a
       percentage of original purchase
       price or redemption proceeds,
       as applicable)                           0.00%        0.00%        0.00%             0.00%
     Redemption Fees (as a percentage
       of amount redeemed, if applicable)       0.00%        0.00%        0.00%             0.00%
     Exchange Fee                           $   0.00     $   0.00     $   0.00          $   0.00

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
     Management Fees                            0.40%        0.60%        0.60%             0.75%
     12b-1 Fees2                                0.00%        0.00%        0.00%             0.00%
     Other Expenses3                            0.37%        0.41%        0.49%             0.39%
                                               -----       ------       -------           ------
     Total Fund Operating Expenses
       After Waivers4                           0.77%        1.01%        1.09%             1.14%
                                              ------        -----        -----             -----

         The purpose of the above table is to assist a potential purchaser of a Fund's Shares in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. The table reflects the current fees for the Funds. The Management Fees and Rule 12b-1 Distribution Fees are based on the maximum allowable under the Investment Advisory Agreements and Distribution Plans. Rule 12b-1 Distribution Fees are fees related to distribution and marketing expenses incurred under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. From time to time, the Fund's Advisor and/or Distributor may voluntarily waive the Management Fees and/or the 12b-1 Distribution Fees and/or absorb certain expenses for a Fund or class of Shares of a Fund. See "MANAGEMENT OF THE FUNDS" and "GENERAL INFORMATION" for a more complete discussion of the Shareholder transaction expenses and annual operating expenses for the Fund. THE FOREGOING SUMMARY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

1 A Participating Organization (as defined in this Prospectus) or a Bank (as defined in this Prospectus) may charge a Customer's (as defined in the Prospectus) account fees for automatic investment and other investment management services provided in connection with investment in the Fund. (See "HOW TO PURCHASE AND REDEEM SHARES--Purchases of Shares.")

2 The Company has adopted a Distribution and Shareholder Service Plan (the "Plan") pursuant to which a Fund is authorized to pay or reimburse the Distributor a periodic amount calculated at an annual rate not to exceed 0.25% of the average daily net assets of such Fund ("distribution fees"). Currently, however, it is intended that no such amounts will be paid under the Plan by any of the Funds. Shareholders will be given at least 30 days' notice prior to the payment of any fees under the Plan. As a result of expenses payable in connection with the Plan, it is possible that long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers.

3 The Company has adopted an Administrative Services Plan (the "Services Plan") pursuant to which a Fund is authorized to pay banks and other financial institutions which agree to provide certain ministerial, recordkeeping and/or administrative support services for their customers or account holders a periodic amount calculated at an annual rate not to exceed 0.25% of the average daily net assets of such Fund ("services fees"). Currently the Company is not paying any services fees under the Services Plan for the Funds; however, it may elect to pay such fees at any time without further notice to shareholders.

4 Absent the reduction of distribution fees and services fees, "Total Fund Operating Expenses" as a percentage of average daily net assets would have been 1.01% for the Government Fund, 1.50% for the Income Fund, 1.58% for the Municipal Bond Fund and 1.63% for the Equity Fund.

EXAMPLE
You would pay the following expenses on a $1,000 investment in each Fund assuming, (1) 5% annual return and (2) redemption at the end of each time period:

                           1 YEAR     3 YEARS    5 YEARS    10 YEARS
                           ------     -------    -------    --------

  Government Fund            $8         $25        $43        $95
  Income Fund                $10        $32        $56        $124
  Municipal Bond Fund        $11        $35        $60        $133
  Equity Fund                $12        $36        $63        $139

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. The above Example is based on the expense information included in the previous Expense Summary. The Expense Summary and Examples do not reflect any charges that may be imposed by financial institutions on their customers. Please refer to "MANAGEMENT AND FEES" for a more complete discussion of the Shareholder transaction expenses and annual operating expenses for the Funds.

                                                                       AGGRESSIVE
                                                          BALANCED       GROWTH         LIMITED TERM
                                                          FUND            FUND              FUND
                                                          ----            ----              ----
SHAREHOLDER TRANSACTION EXPENSES1
      Maximum Sales Load Imposed on Purchases
        (as a percentage of offering price)                  0.00%        0.00%             0.00%
      Maximum Sales Load Imposed on Reinvested
        Dividends (as a percentage of offering price)        0.00%        0.00%             0.00%
      Deferred Sales Load (as a percentage of
        original purchase price or redemption
        proceeds, as applicable)                             0.00%        0.00%             0.00%
      Redemption Fees (as a percentage of amount
        redeemed, if applicable)                             0.00%        0.00%             0.00%
      Exchange Fee                                       $   0.00     $   0.00          $   0.00

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
      Management Fees                                        0.75%        0.95%             0.60%
      12b-1 Fees After Fee Waivers2                          0.00%        0.00%             0.00%
      Other Expenses3                                        0.61%        0.49%             0.46%
                                                           ------       ------            ------
      Total Fund Operating Expenses After Fee  Waivers4      1.36%        1.44%             1.06%
                                                            -----        -----             -----

         The purpose of the above table is to assist a potential purchaser of a Fund's Shares in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. The table reflects the current fees for the Funds. The Management Fees and Rule 12b-1 Distribution Fees are based on the maximum allowable under the Investment Advisory Agreements and Distribution Plans. Rule 12b-1 Distribution Fees are fees related to distribution and marketing expenses incurred under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. From time to time, the Fund's Advisor and/or Distributor may voluntarily waive the Management Fees and/or the 12b-1 Distribution Fees and/or absorb certain expenses for a Fund or class of Shares of a Fund. See "MANAGEMENT OF THE FUND" and "GENERAL INFORMATION" for a more complete discussion of the Shareholder transaction expenses and annual operating expenses for the Fund. THE FOREGOING SUMMARY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

1 A Participating Organization (as defined in this Prospectus) or a Bank (as defined in this Prospectus) may charge a Customer's (as defined in the Prospectus) account fees for automatic investment and other investment management services provided in connection with investment in the Fund. (See "HOW TO PURCHASE AND REDEEM SHARES--Purchases of Shares.")

2 The Company has adopted a Distribution and Shareholder Service Plan (the "Plan") pursuant to which a Fund is authorized to pay or reimburse the Distributor a periodic amount calculated at an annual rate not to exceed 0.25% of the average daily net assets of such Fund. Currently, however, it is intended that no more than 0.01% will be paid under the Plan by any of the Funds. Shareholders will be given at least 30 days' notice prior to the payment of any increased fees under the Plan. As a result of expenses payable in connection with the Plan, it is possible that long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers.

3 The Company has adopted an Administrative Services Plan (the "Services Plan") pursuant to which a Fund is authorized to pay banks and other financial institutions which agree to provide certain ministerial, recordkeeping and/or administrative support services for their customers or account holders a periodic amount calculated at an annual rate not to exceed 0.25% of the average daily net assets of such Fund ("services fees"). Currently the Company is not paying any services fees under the Services Plan for the Funds; however, it may elect to pay such fees at any time without further notice to shareholders.

4 Absent the reduction of distribution fees and services fees, "Total Fund Operating Expenses" as a percentage of average daily net assets would have been 1.85% for the Balanced Fund, 1.93% for the Aggressive Growth Fund, and 1.55% for the Limited Term Fund.


EXAMPLE

You would pay the following expenses on a $1,000 investment in each Fund assuming, (1) 5% annual return and (2) redemption at the end of each time period:

                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                ------    -------    -------    --------

   Balanced Fund                 $14        $43        $74        $164
   Aggressive Growth Fund        $15        $46        $79        $172
   Limited Term Bond Fund        $11        $34        $58        $129

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. The above Example is based on the expense information included in the previous Expense Summary. The Expense Summary and Examples do not reflect any charges that may be imposed by financial institutions on their customers. Please refer to "MANAGEMENT AND FEES" for a more complete discussion of the Shareholder transaction expenses and annual operating expenses for the Funds.

          INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS OF THE FUNDS

         Each Fund has its own investment objective and policies, which are described below. There is no assurance that a Fund will be successful in achieving its investment objective. The investment objective of each Fund is a fundamental policy and, as such, may not be changed without a vote of the holders of a majority of the outstanding Shares of a Fund (as described in the Statement of Additional Information). The other policies of a Fund may be changed without a vote of the holders of a majority of Shares unless (1)the policy is expressly deemed to be a fundamental policy of the Fund or (2)the policy is expressly deemed to be changeable only by such majority vote.

GOVERNMENT ASSETS FUND

         The investment objective of the Government Fund is to seek current income consistent with maintaining liquidity and stability of principal. The Fund seeks to maintain a stable net asset value of $1.00 per Share.

         The Government Fund invests exclusively in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Obligations") which have remaining maturities of 397calendar days (thirteen months) or less, and in repurchase agreements with respect to U.S. Government Obligations. The short-term U.S. Government Obligations in the Fund's portfolio will differ only in their interest rates, maturities and times of issuance. The dollar-weighted average maturity of the obligations held by the Government Fund will not exceed 90days.

INCOME FUND

         The investment objective of the Income Fund is to seek current income, consistent with the preservation of capital. Because the market value of fixed income securities can be expected to vary inversely to changes in prevailing interest rates, investing in such fixed income securities can provide an opportunity for capital appreciation when interest rates are expected to decline.

         Under normal conditions, the Income Fund will invest substantially all, but in no event less than 65%, of the value of its total assets in fixed income securities rated within the three highest rating categories at the time of purchase by a nationally recognized statistical rating organization (an "NRSRO") or, if unrated, found by the Advisor to be of comparable quality. Such securities will include but not be limited to, corporate debt securities
(including notes, bonds and debentures), U.S. Government Obligations and mortgage-related securities, variable and floating rate notes, taxable municipal bonds, asset backed securities, high quality money market instruments (commercial paper, certificates of deposit and bankers' acceptances), variable amount master demand notes, leasing instruments and trust certificates. In addition, the Income Fund may engage in certain loans of portfolio securities, repurchase agreements and reverse repurchase agreements and futures and options. The Income Fund may also invest in securities of other investment companies and in other investment portfolios advised by IMG. The Income Fund expects to maintain a dollar-weighted average portfolio maturity of four to ten years.

         The Income Fund expects to invest in bonds, notes and debentures of a wide range of U.S. corporate issuers. Such obligations, in the case of debentures, will represent unsecured promises to pay, in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance. The Income Fund will invest in such corporate debt securities only if they are rated within the five highest rating categories at the time of purchase by a nationally recognized statistical rating organization (an "NRSRO") or, if unrated, found by the Advisor to be of comparable quality. Securities rated in the fourth highest rating category have speculative characteristics, even though they are of investment-grade quality. Up to 25% of the Income Fund's total assets could be invested in securities rated in the fifth highest rating category, which are considered below-Investment Grade securities (commonly known as "junk bonds"). See "INVESTMENT OBJECTIVE AND POLICIES--Additional Information on Portfolio Instruments" in the Statement of Additional Information for information concerning risks associated with investing in below investment grade bonds. Currently, the Fund does not expect to invest in (i) securities rated lower than "Ba" by Moody's or "BB" by S&P, Fitch, D&P, or of similar quality by another NRSRO; and (ii) unrated debt securities of similar quality. Securities of "BBB/Baa" or lower quality may have speculative characteristics and poor credit protection. The rating services' descriptions of the below- Investment Grade securities ratings categories in which the Income Fund may invest are as follows:

         Moody's Investors Services, Inc., Bond Ratings: Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         Standard and Poor's Corporation Bond Ratings: Debt rated, "BB", "B", "CCC", and "CC" is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         Fitch Investors Services, Inc., Bond Ratings: Bonds which are rated "BB" are considered speculative and of low investment grade. The obligor's ability to pay interest and repay principal is not strong and is considered likely to be affected over time by adverse economic changes.

         Duff & Phelps, Inc., Long Term Ratings: Bonds which are rated "BB+", "BB", and "BB-", are below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

         The respective rating services apply classifications in each rating category to indicate the security's ranking within the category. The Income Fund may invest in securities within any of the classifications in a category. For a description of the rating symbols of certain NRSROs, see the Appendix to the Statement of Additional Information.

         Subject to the foregoing limitations, the Income Fund may invest in U.S. dollar-denominated international certificates of deposit, banker's acceptances and foreign fixed income issues for which the primary trading market is in the United States ("Yankee Obligations").

         The Income Fund will purchase commercial paper rated at the time of purchase within the two highest rating categories by an NRSRO or, if not rated, found by IMG to be of comparable quality. See the Appendix to the Statement of Additional Information for a description of these ratings.

         For temporary defensive purposes, the Income Fund may invest all or any portion of its assets in the money market instruments and repurchase agreements described above when, in the opinion of the Advisor, it is in the best interests of the Fund to do so.

MUNICIPAL BOND FUND

         The Municipal Bond Fund seeks to produce current income, consistent with the preservation of capital, that is exempt from federal income taxes to the extent described below. The Municipal Bond Fund invests primarily in a diversified portfolio of tax-exempt fixed income securities.

         Under normal market conditions at least 80% of the net assets of the Municipal Bond Fund will be invested in a diversified portfolio of obligations (such as bonds, notes, and debentures) issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, the interest on which is both exempt from regular federal income taxes and not treated as a preference item for individuals for purposes of the federal alternative minimum tax ("Municipal Securities"). It should be noted that interest on such bonds will nonetheless be part of an adjustment to the alternative minimum taxable income for purposes of the alternative minimum tax imposed on corporations as well as the environmental tax imposed on corporations under Section 59A of the Internal Revenue Code of 1986, as amended. Under normal market conditions, the Municipal Bond Fund will invest in Municipal Securities that have a stated or remaining maturity of 25 years or less or in Municipal Securities with a stated or remaining maturity in excess of 25 years if such securities have an unconditional put to sell or redeem the securities within 25 years from the date of purchase. The Municipal Bond Fund expects to maintain a dollar-weighted average portfolio maturity of four to ten years.

         Under normal market conditions, the Municipal Bond Fund may invest up to 20% of its net assets in obligations the interest on which is either subject to regular federal income taxation or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations"). At times, the Advisor may determine that, because of unstable conditions in the markets for Municipal Securities, pursuing the Municipal Bond Fund's basic investment strategies is inconsistent with the best interests of the Shareholders of the Municipal Bond Fund. At such times, the Advisor may use temporary defensive strategies differing from those designed to achieve the Municipal Bond Fund's investment objective, by increasing the Municipal Bond Fund's holdings in Taxable Obligations to over 20% of the Municipal Bond Fund's total assets and by holding uninvested cash reserves pending investment. Taxable Obligations may include U.S. Government Obligations (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, and bankers' acceptances of selected banks, and commercial paper meeting the Municipal Bond Fund's quality standards (as described below) for tax-exempt commercial paper. These obligations are described further in the Statement of Additional Information.

         The Municipal Bond Fund may also invest in private activity bonds. Interest on private activity bonds is exempt from the regular federal income tax only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. Even if private activity bonds so qualify, interest on private activity bonds may be subject to the alternative minimum tax, and, in the case of corporate investors, to the environmental tax under Code Section 59A. However, private activity bonds will only be considered Municipal Securities for the purposes of this Prospectus if the interest thereon is not an item of tax preference for individuals. For additional information on the federal alternative minimum tax, see "DIVIDENDS AND TAXES."

         The Municipal Bond Fund invests in Municipal Securities that are rated within the five highest rating categories at the time of purchase by an NRSRO in the case of bonds and rated within the two highest rating categories in the case of notes, tax-exempt commercial paper, and variable rate demand obligations. The respective rating services apply classifications in each rating category to indicate the security's ranking within the category. The Municipal Bond Fund may invest in securities within any of the classifications in a category. Securities rated in the fourth highest rating category have speculative characteristics, even though they are of investment-grade quality. Up to 25% of the Municipal Bond Fund's total assets could be invested in securities rated in the fifth highest rating category, which are considered below-Investment Grade securities (commonly known as "junk bonds"). See "INVESTMENT OBJECTIVE AND POLICIES--Additional Information on Portfolio Instruments" in the Statement of Additional Information for information concerning risks associated with investing in below investment grade bonds. Currently, the Fund does not expect to invest in (i) securities rated lower than "Ba" by Moody's or "BB" by S&P, Fitch, D&P, or of similar quality by another NRSRO; and (ii) unrated debt securities of similar quality. Securities of "BBB/Baa" or lower quality may have speculative characteristics and poor credit protection. The rating services' descriptions of the below- Investment Grade securities ratings categories in which the Municipal Bond Fund may invest are described above with respect to the Income Fund.

         The Fund may also invest up to 10% of the Municipal Bond Fund's total assets in Municipal Securities that are unrated at the time of purchase but are determined to be of comparable quality by the Advisor pursuant to guidelines approved by the Fund's Board of Directors. Municipal Securities may be purchased in reliance upon a rating only when the rating organization is not affiliated with the issuer or guarantor of the Municipal Securities. The applicable Municipal Securities ratings are described in the Appendix to the Statement of Additional Information.

         The two principal classifications of Municipal Securities that may be held by the Municipal Bond Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities, or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Municipal Bond Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         Municipal Securities in which the Municipal Bond Fund may invest may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issue.

         Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Municipal Bond Fund, the Advisor, nor legal counsel to either will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

         The Municipal Bond Fund does not intend to invest more than 25% of its total assets in Municipal Securities which are related in such a way that an economic, business, or political development or change affecting one such security would likewise affect the other Municipal Securities. Examples of such securities are obligations the repayment of which is dependent upon similar types of projects or projects located in the same state. Such investments would be made only if deemed necessary or appropriate by the Advisor. To the extent that the Municipal Bond Fund's assets are concentrated in Municipal Securities that are so related, the Municipal Bond Fund will be subject to the peculiar risks presented by such Municipal Securities, such as negative developments in a particular industry or state, to a greater extent than it would be if the Municipal Bond Fund's assets were not so concentrated.

         Municipal Securities purchased by the Municipal Bond Fund may include rated and unrated variable and floating rate tax-exempt notes. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Municipal Bond Fund will approximate their par value. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other securities which are not readily marketable, exceeds 15% of the Municipal Bond Fund's net assets only if such notes are subject to a demand feature that will require payment of the principal within seven days after demand by the Municipal Bond Fund.

         The Municipal Bond Fund may also invest in master demand notes in order to satisfy short-term needs or, if warranted, as part of its temporary defensive investment strategy. Such notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a United States commercial bank acting as agent for the payees of such notes. Master demand notes are direct lending arrangements between the Municipal Bond Fund and the issuer of such notes. Master demand notes are callable on demand by the Municipal Bond Fund, but are not marketable to third parties. The quality of master demand notes will be reviewed by the Advisor at least quarterly, which review will consider the earning power, cash flow and debt-to-equity ratios indicating the borrower's ability to pay principal together with accrued interest on demand. While master demand notes are not typically rated by credit rating agencies, issuers of such notes must satisfy the same criteria for the Municipal Bond Fund set forth above for commercial paper.

EQUITY FUND

         The investment objective of the Equity Fund is long term capital appreciation. The Equity Fund will invest primarily in equity securities of mainly large capitalization companies with strong earnings potential and will strive for high over-all return while minimizing risk through the selection of a majority of quality dividend paying equity securities.

         Under normal market conditions, the Equity Fund will invest substantially all, but in no event less than 75%, of its total assets in equity securities, which are defined as common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks. The remainder of the Equity Fund's assets may be invested in U.S. Government Obligations and repurchase agreements with respect thereto. The Equity Fund may also use call options on equity securities, as described below. Because the market value of fixed income securities, such as U.S. Government Obligations, can be expected to vary inversely to changes in prevailing interest rates, investing in such fixed income securities can provide an opportunity for capital appreciation when interest rates are expected to decline.

         The Equity Fund may, for daily cash management purposes, also invest in high quality money market securities (commercial paper, certificates of deposit and bankers' acceptances), as well as the repurchase agreements referred to above. In addition, the Equity Fund may invest, without limit, in any combination of U.S. Government Obligations, money market instruments and repurchase agreements referred to above when, in the opinion of the Advisor, it is determined that a temporary defensive position is warranted based upon current market conditions. The Equity Fund may also invest in securities of other investment companies including the other investment portfolios advised by IMG, as described more fully under "Other Investment Policies."

         Subject to the foregoing limitations, the Equity Fund may invest in foreign securities through the purchase of American Depository Receipts ("ADRs"). Ownership of unsponsored ADRs may not entitle the Equity Fund to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs. Investment in foreign securities is subject to special risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include trade balances and imbalances, and related economic policies, future adverse political, economic and social developments, the possible imposition of withholding taxes on interest and dividend income and other taxes, possible seizure, nationalization, or expropriation of foreign investments or deposits, currency blockage, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. For additional information regarding the special risks associated with investments in foreign securities, see "FOREIGN INVESTMENTS" in the Statement of Additional Information.

BALANCED FUND

         The investment objective of the Balanced Fund is to seek long-term growth of capital and income. The Balanced Fund will invest in a diversified portfolio of equity securities and fixed income securities. The investment manager will allocate holdings within established ranges to best take advantage of economic conditions, general market trends, interest rate levels, and changes in fiscal and monetary policies.

         To the extent that the Balanced Fund invests in equity securities, it will invest in equity securities which consist of common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks. Under normal market conditions, the Balanced Fund may invest up to 75% of its total assets in equity securities. The Balanced Fund may also invest in foreign securities through the purchase of ADR's.

         Under normal conditions, the Balanced Fund will invest at least 25%, of the value of its total assets in fixed income securities. Such securities will include but not be limited to, corporate debt securities (including notes, bonds and debentures), U.S. Government Obligations, mortgage-related securities, high quality money market instruments (commercial paper, certificates of deposit and bankers' acceptances), variable amount master demand notes, variable and floating rate notes, taxable municipal bonds, leasing instruments and trust certificates and asset backed securities. In addition, the Balanced Fund may engage in certain loans of portfolio securities, repurchase agreements and reverse repurchase agreements and futures and options. The Balanced Fund may also invest in securities of other investment companies and in other investment portfolios advised by IMG. The Balanced Fund expects to maintain a dollar-weighted average portfolio maturity of four to ten years on the fixed income portion of the portfolio.

         The Balanced Fund expects to invest in bonds, notes and debentures of a wide range of U.S. Corporate issuers. Such obligations, in the case of debentures, will represent unsecured promises to pay, in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance. The Balanced Fund will invest in such corporate debt securities only if they are rated within the five highest rating categories at the time of purchase by a nationally recognized statistical rating organization (an "NRSRO") or, if unrated, found by the Advisor to be of comparable quality. Securities rated in the fourth highest rating category have speculative characteristics, even though they are of investment-grade quality. Up to 25% of the Balanced Fund's total assets could be invested in securities rated in the fifth highest rating category, which are considered below-Investment Grade securities (commonly known as "junk bonds"). See "INVESTMENT OBJECTIVE AND POLICIES--Additional Information on Portfolio Instruments" in the Statement of Additional Information for information concerning risks associated with investing in below investment grade bonds. Currently, the Fund does not expect to invest in (i) securities rated lower than "Ba" by Moody's or "BB" by S&P, Fitch, D&P, or of similar quality by another NRSRO; and (ii) unrated debt securities of similar quality. Securities of "BBB/Baa" or lower quality may have speculative characteristics and poor credit protection. The rating services' descriptions of the below- Investment Grade securities ratings categories in which the Income Fund may invest are described above with respect to the Income Fund.

         The respective rating services apply classifications in each rating category to indicate the security's ranking within the category. The Balanced Fund may invest in securities within any of the classifications in a category. For a description of the rating symbols of certain NRSROs, see the Appendix to the Statement of Additional Information.

         Under normal market conditions the Balanced Fund will invest at least 25% of its total assets in fixed income securities. In addition, the Balanced Fund may invest, without limit, in any combination of U.S. Government Obligations, money market instruments and repurchase agreements when, in the opinion of the Advisor, it is determined that a temporary defensive position is warranted based upon current market conditions.

AGGRESSIVE GROWTH FUND

         The investment objective of the Aggressive Growth Fund is long-term capital growth. The Aggressive Growth Fund will invest primarily in equity securities of small, medium and large capitalization companies that exhibit a strong potential for price appreciation relative to the general equity markets. Dividend income is not a factor in selecting investment securities.

         The Aggressive Growth Fund may invest in equity securities which consist of common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks.

         The manager will consider numerous factors in a company, among them: quality of management over time, the company's leadership in its field, distinctive marketing capabilities, return on equity over the past 3-5 years, cash flows, debt levels, and earnings growth. The Fund will seek positions in high growth industries, firms with products in niche markets, and stocks which are perceived to be temporarily undervalued. Positions may be accumulated in industry sectors or firms which are felt to be particularly attractive; positions may be decreased or eliminated in industry sectors or firms which are less attractive.

         The Aggressive Growth Fund may, for daily cash management purposes, also invest in high quality money market securities (commercial paper, certificates of deposit and bankers' acceptances), as well as the repurchase agreements referred to above. In addition, the Aggressive Growth Fund may invest, without limit, in any combination of U.S. Government Obligations, money market instruments and repurchase agreements when, in the opinion of the Advisor, it is determined that a temporary defensive position is warranted based upon current market conditions. The Aggressive Growth Fund may also invest in securities of other investment companies including the other investment portfolios advised by the Advisor, as described more fully under "Other Investment Policies."

         Subject to the foregoing limitations, the Aggressive Growth Fund may invest in foreign securities through the purchase of American Depository Receipts ("ADRs"). Ownership of unsponsored ADRs may not entitle the Aggressive Growth Fund to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs. Investment in foreign securities is subject to special risks that differ in some respects from those related to investments in securities of U.S. DOMESTIC issuers. Such risks include trade balances and imbalances, and related economic policies, future adverse political, economic and social developments, the possible imposition of withholding taxes on interest and dividend income and other taxes, possible seizure, nationalization, or expropriation of foreign investments or deposits, currency blockage, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. For additional information regarding the special risks associated with investments in foreign securities, see "FOREIGN INVESTMENTS" in the Statement of Additional Information.

LIMITED TERM BOND FUND

         The investment objective of the Limited Term Fund is to seek total return from a portfolio of limited term fixed income securities. Total return includes a combination of interest income from the Fund's underlying fixed income securities, appreciation or depreciation in the value of these fixed income securities and gains or losses realized upon the sale of such securities. Because the market value of fixed income securities can be expected to vary inversely to changes in prevailing interest rates, investing in such fixed income securities provides an opportunity for appreciation when interest rates decline and depreciation when interest rates rise. It is anticipated that the Fund will place primary emphasis on capital appreciation as well as capital preservation through periodic adjustment of the average maturity or duration of the Fund's portfolio through securities selection, maturity structure and sector allocation, with the level of current income being a secondary consideration and that investments will be made without regard to tax ramifications.

         Under normal conditions, the Limited Term Fund will invest substantially all of the value of its total assets in fixed income securities rated within the five highest rating categories at the time of purchase by a NRSRO or, if unrated, found by the Advisor to be of comparable quality. Such securities will include but not be limited to, corporate debt securities
(including notes, bonds and debentures), U.S. Government Obligations, mortgage-related securities, high quality money market instruments (commercial paper, certificates of deposit and bankers' acceptances), variable amount master demand notes, variable and floating rate notes, taxable municipal bonds, leasing instruments and trust certificates and asset backed securities. The Limited Term Fund expects to invest in bonds, notes and debentures of a wide range of U.S. Corporate issuers. Such obligations, in the case of debentures, will represent unsecured promises to pay, in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance. The Limited Term Fund will invest in such corporate debt securities only if they are rated within the five highest rating categories at the time of purchase by a nationally recognized statistical rating organization (an "NRSRO") or, if unrated, found by IMG to be of comparable quality. Securities rated in the fourth highest rating category have speculative characteristics, even though they are of investment-grade quality. Up to 25% of the Limited Term Fund's total assets could be invested in securities rated in the fifth highest rating category, which are considered below-Investment Grade securities (commonly known as "junk bonds"). See "INVESTMENT OBJECTIVE AND POLICIES--Additional Information on Portfolio Instruments" in the Statement of Additional Information for information concerning risks associated with investing in below investment grade bonds. Currently, the Fund does not expect to invest in (i) securities rated lower than "Ba" by Moody's or "BB" by S&P, Fitch, D&P, or of similar quality by another NRSRO; and (ii) unrated debt securities of similar quality. Securities of "BBB/Baa" or lower quality may have speculative characteristics and poor credit protection. The rating services' descriptions of the below- Investment Grade securities ratings categories in which the Income Fund may invest are described above with respect to the Income Fund.

         The respective rating services apply classifications in each rating category to indicate the security's ranking within the category. The Limited Term Fund may invest in securities within any of the classifications in a category. For a description of the rating symbols of certain NRSROs, see the Appendix to the Statement of Additional Information.

         In addition, the Limited Term Fund may engage in certain loans of portfolio securities, repurchase agreements and reverse repurchase agreements and futures and options. The Limited Term Fund may also invest in securities of other investment companies and in other investment portfolios advised by IMG, as described more fully under "Other Investment Policies." The Limited Term Bond Fund expects to maintain a dollar-weighted average portfolio maturity of one to four years. The Limited Term Bond Fund, unlike the Income Fund, may invest in Treasury Zero Coupon securities but it will not invest more than 10% of its total assets in such securities.

U.S. GOVERNMENT OBLIGATIONS

         The types of U.S. Government Obligations invested in by a Fund will include obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury, such as Treasury bills, notes, bonds and certificates of indebtedness, and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. Government, but not supported by such full faith and credit. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when IMG believes that the credit risk with respect thereto is minimal. The U.S. Government does not guarantee the market value of any security; therefore, the market value of the U.S. Government Obligations in a Fund's portfolio and of the Shares of a Fund can be expected to fluctuate as interest rates change.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

         Mortgage-related securities in which each of the Income Fund, the Limited Term Bond Fund, the Balanced Fund and the Municipal Bond Fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies (such as the Government National Mortgage Association) and government-related organizations (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation), as well as by private issuers (such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies). Collateralized mortgage obligations structured as pools of mortgage pass-through certificates or mortgage loans ("CMOs") will be purchased only if they meet the rating requirements set forth above with respect to each of the Income Fund, Limited Term Bond Fund, the Balanced Fund and the Municipal Bond Fund's investments in debt securities of U.S. Corporations. For additional information on the Income Fund, Limited Term Bond Fund, the Balanced Fund and the Municipal Bond Fund investments in mortgage-related securities, see the Statement of Additional Information.

         Although certain mortgage-related securities may be guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. Thus, for example, if the Funds purchase a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether due to changes in interest rates or prepayments of the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since, in periods of declining interest rates, the mortgages underlying the securities are prone to prepayment. For this and other reasons, the stated maturity of a mortgage-related security may be shortened by unscheduled prepayments on the underlying mortgages and, accordingly, it is not possible to predict accurately the security's return to the Fund(s). In addition, regular payments received in respect to mortgage-related securities include both interest and principal. No assurance can be given to the return the Fund(s) will receive when these amounts are reinvested.

         Asset-backed securities (unrelated to first mortgage loans) in which the Income Funds may invest represent fractional interests in pools or leases, retail installment loans or revolving credit receivables, both secured (such as Certificates for Automobile Receivables or "CARSSM") and unsecured (such as Credit Card Receivable Securities or "CARDSSM"). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.
Asset-backed securities will be purchased only if they meet the rating requirements set forth above with respect to the Income Fund, the Limited Term Bond Fund, the Balanced Fund and the Municipal Bond Fund's investments in debt securities of U.S. Corporations.

         Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs or enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective and policies, the Income Fund, the Limited Term Bond Fund, the Balanced Fund and the Municipal Bond Fund may invest in other asset-backed securities that may be developed in the future.

         Issuers of mortgage-backed and asset-backed securities often issue one or more classes of which one (the "Residual") is in the nature of equity. The Income Fund, the Limited Term Bond Fund or the Balanced Fund will not invest in any Residual.

REPURCHASE AGREEMENTS

         Securities held by a Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and from registered broker-dealers which the Advisor deems creditworthy under guidelines approved by the Company's Board of Directors. The seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements must be of the same type and quality although, for the Government Fund, not subject to the same maturity requirements as those in which a Fund may invest directly. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). This requirement will be continually monitored by IMG. In addition, securities subject to a repurchase agreement will be held in a segregated account. If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss if the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or the disposition of such securities by a Fund were delayed pending court action. Repurchase agreements are considered to be loans collateralized by the underlying security under the Investment Company Act of 1940 (the "1940 Act"). For further information about repurchase agreements, see "INVESTMENT OBJECTIVE AND POLICIES--Additional Information on Portfolio Instruments--Repurchase Agreements" in the Statement of Additional Information.

REVERSE REPURCHASE AGREEMENTS

         Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid high grade debt securities, such as U.S. Government Obligations, consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act. For further information about reverse repurchase agreements, see "INVESTMENT OBJECTIVES AND POLICIES--Additional Information on Portfolio Instruments--Reverse Repurchase Agreements" in the Statement of Additional Information.

FUTURES CONTRACTS AND RELATED OPTIONS

         The Funds may invest in futures contracts and options on futures contracts to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Commission and thus will engage in such transactions solely for bona fide hedging purposes to manage risk associated with various portfolio securities and not for speculative purposes. Such transactions, including stock or bond index futures contracts, or options thereon, act as a hedge to protect a Fund from fluctuations in the value of its securities caused by anticipated changes in interest rate or market conditions without necessarily buying or selling the securities. Hedging is a specialized investment technique that entails skills different from other investment management. A stock or bond index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stock or bonds included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock or bond in the index is contemplated. Similarly, it may be in the best interest of a Fund to purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified securities.

         The purchase and sale of futures contracts or related options will not be a primary investment technique of the Funds. The Funds will not purchase or sell futures contracts (or related options thereon) if, immediately after purchase, the aggregate initial margin deposits and premiums paid by a Fund on its open futures and options positions, exceeds 5% of the liquidation value of the Fund after taking into account any unrealized profits and unrealized losses on any such futures or related options contracts into which it has entered.

CALL OPTIONS

         The Equity Fund, the Balanced Fund and the Aggressive Growth Fund may write covered call options on securities owned by the Fund. Such instruments may also be referred to as equity derivatives. Derivatives generally are instruments whose value is derived from or related to the value of some other instrument, asset or specified benchmark, such as a specific stock or stock index. A call option gives the purchaser of the option the right to buy, and obligates the seller of the option to sell, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. When a Fund writes a covered call option and such option is exercised, it will forgo the appreciation, if any, on the underlying security in excess of the exercise price. In order to close out a call option it has written, a Fund may enter into a "closing purchase transaction"--the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously wrote on any particular securities. When a portfolio security subject to a call option is sold, the Fund may effect a closing purchase transaction to close out any existing call option on that security. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Under normal conditions, it is not expected that these Funds would permit the underlying value of their portfolio securities subject to such options to exceed 15% of net assets.

PUTABLE SECURITIES

         The Income Fund, the Limited Term Bond Fund, the Balanced Fund and the Municipal Bond Fund may acquire puts with respect to fixed income securities or Municipal Securities as described above. Under a put, a Fund would have the right to sell or redeem a specified security at a certain time or within a certain period of time at a specified price. The security is sold to a third party or redeemed by the issuer as provided contractually. The put may be an independent feature or may be combined with a reset feature that is designed to reduce downward price volatility as interest rates rise by enabling the holder to liquidate the investment prior to maturity. The Funds may acquire putable securities to facilitate portfolio liquidity, shorten the maturity of the underlying security, or to permit the investment of funds at a more favorable rate of return. The price of a putable security may be higher than the price which otherwise would be paid for the security without such put feature, thereby increasing the security's cost and reducing its yield. The time remaining to the put date will apply for purposes of determining the maximum maturity of such securities.

LENDING OF PORTFOLIO SECURITIES

         From time to time in order to generate additional income, a Fund may lend its portfolio securities, provided such action is consistent with its investment objective, policies, and restrictions. During the time portfolio securities are on loan, the borrower will pay a Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by a Fund or the borrower at any time.

         A Fund will enter into loan arrangements only with broker-dealers, banks or other institutions that are not affiliated directly or indirectly with the Company and which IMG has determined are creditworthy under guidelines established by the Company's Board of Directors. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower defaults on its lending agreement or enters into bankruptcy, a Fund will receive 100% collateral on loaned securities in the form of cash or U.S. Government Obligations. This collateral will be valued daily by IMG and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund. Although each of the Funds does not expect to do so on a regular basis, it may lend portfolio securities in amounts representing up to 15% of the value of the Fund's total assets. Fees earned by the Municipal Bond Fund from lending its securities will constitute taxable income to the Fund which, when distributed to shareholders, will likewise generally be treated as taxable income.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

         A Fund may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund will generally not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase such securities, however, the Fund's custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account.
Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause a Fund to miss a price or yield considered to be advantageous.

         The Income Fund's, the Limited Term Bond Fund's, the Municipal Bond Fund's and the Government Fund's commitments to purchase when-issued securities will not exceed 25%, and the Equity Fund's, the Balanced Fund's and the Aggressive Growth Fund's commitments will not exceed 5%, of the value of its total assets absent unusual market conditions. Each of the Funds does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objectives.

OTHER INVESTMENT POLICIES

         Each of the Funds, except the Government Fund, may also invest up to 5% of its total assets in another investment company, including the Government Fund, not to exceed 10% of the value of its total assets in the securities of other investment companies. In order to avoid the imposition of additional fees as a result of investing in Shares of the Government Fund, the Advisor and the Administrator (see "MANAGEMENT OF THE COMPANY--Investment Adviser", "MANAGEMENT OF THE COMPANY--Administrator and Distributor") will waive any portion of their usual service fees from that Fund that are attributable to investments therein by another Fund. A Fund will incur additional expenses due to the duplication of expenses as a result of investing in mutual funds other than the Funds. Additional restrictions on a Fund's investments in the securities of other mutual funds are contained in the Statement of Additional Information.


                             INVESTMENT RESTRICTIONS


         A Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of such a Fund (as defined in the Statement of Additional Information).

         Each of the Income Fund, the Municipal Bond Fund, the Equity Fund, the Balanced Fund, the Aggressive Growth Fund and the Limited Term Bond Fund will not:

                  1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, with respect to 75% of its portfolio, more than 5% of the value of the total assets of the Fund would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer.

         Each of the Income Fund, the Equity Fund, the Balanced Fund, the Aggressive Growth Fund and the Limited Term Bond Fund will not:

                  1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that
         (a)there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b)wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c)utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         The Municipal Bond Fund will not:

                  1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that
         (a)there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b)there is no limitation with respect to Municipal Securities, which, for purposes of this limitation only, do not include private activity bonds that are backed only by the assets and revenues of a non-governmental user; (c)wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d)utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

                  2. Write or sell puts, calls, straddles, spreads or combinations thereof except that the Fund may acquire puts with respect to Municipal Obligations in its portfolio and sell those puts in conjunction with a sale of those Municipal Obligations.

         Each of the Funds will not:

                  1. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

                  2. Make loans, except that the Fund may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

         In addition to the above investment restrictions, each Fund is subject to certain other investment restrictions set forth under "INVESTMENT OBJECTIVES AND POLICIES--Investment Restrictions" in the Funds' Statement of Additional Information.

                               VALUATION OF SHARES

         The net asset value of each of the Funds, except the Government Fund, is determined and its Shares are priced as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 3:00p.m. Central Time) on each Business Day. The net asset value of the Government Fund is determined and its Shares are priced as of 11:00 a.m. Central Time ("Valuation Times"). As used herein, a "Business Day" constitutes any day on which the NYSE is open for trading, and any other day except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected and days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets of the Fund less the liabilities charged to the Fund by the number of its outstanding Shares.

         For the Income Fund, the Municipal Bond Fund, the Equity Fund, The Balanced Fund, the Aggressive Growth Fund and the Limited Term Bond Fund (the "Variable NAV Funds"), the net asset value per share will fluctuate as the value of each of the Variable NAV Fund's investment portfolio changes.

         The securities in the Variable NAV Funds will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Directors believes accurately reflects fair value. For further information about valuation of investments, see "NET ASSET VALUE" in the Statement of Additional Information.

         The assets in the Government Fund are valued based upon the amortized cost method, which the Directors of the Company believe fairly reflects the market-based net asset value per Share. Pursuant to rules and regulations of the Commission regarding the use of the amortized cost method, the Government Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. Although the Company seeks to maintain the Government Fund's net asset value per share at $1.00, there can be no assurance that the net asset value will not vary.


                        HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

         Shares of the Funds are sold on a continuous basis by the Company's Distributor, BISYS Fund Services, Inc. The principal office of the distributor is 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, contact the Funds at (800)798-1819.

PURCHASES OF SHARES

         Shares of the Funds are continuously offered and may be purchased directly either by mail, by telephone or by electronic transfer. Shares may also be purchased through a broker-dealer who has established a dealer agreement with the Distributor. The minimum investment is generally $1,000 for the initial purchase of Shares and $50 for subsequent purchases. For purchases that are made in connection with 401(k) plans, 403(b) plans and other similar plans or payroll deduction plans, the minimum investment amount for initial and subsequent purchases is $25. In the case of such retirement plan investments, the minimum purchase amounts are not restricted to the purchase of Shares of one Fund. Thus, the $25 minimum amount may be spread among any of the Funds. (But, see "HOW TO PURCHASE AND REDEEM SHARES--Auto Invest Plan" below for minimum investment requirements under the Auto Invest Plan).

         Purchasers of Shares of the Funds will pay the next calculated net asset value per Share after the Distributor's receipt of an order to purchase Shares in good form ("public offering price") (see "HOW TO PURCHASE AND REDEEM SHARES" below).

         In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the net asset value as so determined, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits it to the Funds by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next Business Day.

PURCHASES BY MAIL

         To purchase Shares of a Fund, complete an Account Application and return it along with a check (or other negotiable bank draft or money order) in at least the minimum initial purchase amount, made payable to the appropriate Fund to:

                             IMG Mutual Funds, Inc.
                                2203 Grand Avenue
                           Des Moines, Iowa 50312-5338

         An Account  Application  form can be  obtained  by calling the Funds at
(800)798-1819. Subsequent purchases of Shares of a Fund may be made at any time by mailing a check payable to a Fund, to the above address.

PURCHASES BY TELEPHONE

         Shares  of  a  Fund  may  be   purchased   by  calling   the  Funds  at
(800)798-1819, if your Account Application has been previously received by the Distributor. Payment for Shares ordered by telephone is made by electronic transfer to the Funds' custodian. Prior to wiring funds and in order to ensure that wire orders are invested promptly, investors must call the Funds at the number above to obtain instructions regarding the bank account number to which the funds should be wired and other pertinent information.

OTHER INFORMATION REGARDING PURCHASES

         Shares may also be purchased through selected financial services firms such as broker-dealer firms and banks ("Firms"). Shares of a Funds sold to the Firms acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of customers will normally be held of record by the Firms. With respect to Shares sold, it is the responsibility of the holder of record to transmit purchase or redemption orders to the Distributor and to deliver funds for the purchase thereof by the Fund's custodian within the settlement requirements defined in the Securities Exchange Act of 1934. If payment is not received within the prescribed time periods or a check timely received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred. Any questions regarding current settlement requirements or electronic payment instructions should be directed to the Funds at (800) 798-1819.

         Purchases of Shares in a Fund will be effected only on a Business Day (as defined in "VALUATION OF SHARES"). The public offering price of the Variable NAV Funds will be the net asset value per Share (see "VALUATION OF SHARES") as determined on the Business Day the order is received by the Distributor, but only if the Distributor receives the order by the Valuation Time. Otherwise, the price will be determined as of the Valuation Time on the next Business Day. In the case of an order for the purchase of Shares placed through a broker-dealer, it is the responsibility of the broker-dealer to transmit the order to the Distributor promptly.

         Firms provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. They may arrange with their clients for other investment or administrative services. Such Firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the client's yield or return. Firms may also hold Fund shares positions in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their Firms. Some of the Firms may receive compensation from the Fund's Shareholder Service Agent for recordkeeping and other expenses related to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such Firms. Some Firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. This Prospectus should be read in connection with such Firms' material regarding their fees and services. Shareholders should also consider that certain Firms may offer services which may not be available directly from the Fund.

         Shares of the Government Fund are purchased at the net asset value per Share (see "VALUATION OF SHARES") next determined after receipt by the Distributor of an order to purchase Shares. An order to purchase Shares of the Government Fund will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the Funds' custodian for investment. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. Payment for an order to purchase Shares of the Government Fund which is transmitted by federal funds wire will be available the same day for investment by the Funds' custodian, if received prior to the last Valuation Time (see "VALUATION OF SHARES"). Payments transmitted by other means (such as by check drawn on a member of the Federal Reserve System) will normally be converted into federal funds within two banking days after receipt. The Government Fund strongly recommends that investors of substantial amounts use federal funds to purchase Shares.

         An order received prior to a Valuation Time on any Business Day for the Government Fund will be executed at the net asset value determined as of the next Valuation Time on the date of receipt. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day of the Government Fund. Shares purchased before 11:00 a.m., Central Time, begin earning dividends on the same Business Day. Shares purchased after 11:00 a.m., Central Time, begin earning dividends on the next Business Day. All Shares of the Government Fund continue to earn dividends through the day before their redemption.

         Depending upon the terms of the particular Customer account, a Bank may charge a Customer account fees for services provided in connection with investments in a Fund. Information concerning these services and any charges will be provided by the Bank. This Prospectus should be read in conjunction with any such information so received from a Bank.

         The Company reserves the right to reject any order for the purchase of a Fund's Shares in whole or in part including purchases made with foreign and third party checks.

         Every Shareholder of record will receive a confirmation of each transaction in his or her account, which will also show the total number of Shares of a Fund owned by the Shareholder. Sending confirmations for purchases and redemptions of Shares held by a Bank on behalf of its Customer will be the responsibility of the Bank. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares of the Funds will not be issued.

         The Distributor, at its expense, will also provide other compensation to dealers in connection with sales of Shares of a Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of Shares. Compensation will also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1)vacation trips, including the provision of travel arrangements and lodging at luxury resorts at exotic locations;
(2)tickets for entertainment events (such as concerts, cruises and sporting events) and (3)merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Funds or their Shareholders.

INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

         An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program. IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

         All  IRA  distribution   requests  must  be  made  in  writing  to  the
Distributor. Any additional deposits to an IRA must distinguish the type and year of the contribution.

         For more information on an IRA call the Funds at (800) 798-1819. Investment in Shares of the Municipal Bond Fund would not be appropriate for any IRA. Shareholders are advised to consult a tax adviser on IRA contribution and withdrawal requirements and restrictions.

AUTO INVEST PLAN

         The Auto Invest Plan enables Shareholders of the Funds to make regular monthly or quarterly purchases of Shares through automatic deductions from their bank accounts (which must be with a domestic member of the Automatic Clearing House). With Shareholder authorization, the Transfer Agent or Sub-Transfer Agent will deduct the amount specified from the Shareholder's bank account which will automatically be invested in Shares at the public offering price on the dates of the deduction. The required minimum initial investment when opening an account using the Auto Invest Plan is $250; the minimum amount for subsequent investments in a Fund is $25. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the account application which can be acquired by calling (800) 798-1819. For a Shareholder to change the Auto Invest instructions, the request must be made in writing to the Distributor.

EXCHANGE PRIVILEGE

         The Funds offer an exchange program whereby Shareholders are entitled to exchange their Shares for Shares of the other Funds. Such exchanges will be executed on the basis of the relative net asset values of the Shares exchanged. The Shares exchanged must have a current value that equals or exceeds the minimum investment that is required (either the minimum amount required for initial or subsequent investments as the case may be) for the Fund whose Shares are being acquired. Share exchanges will only be permitted where the Shares to be acquired may legally be sold in the investor's state of residence. An exchange is considered to be a sale of Shares for federal income tax purposes on which a Shareholder may realize a taxable gain or loss. A Shareholder may make an exchange request by calling the Funds at (800) 798-1819 or by providing written instructions to the Funds. An investor should consult the Funds for further information regarding exchanges. During periods of significant economic or market change, telephone exchanges may be difficult to complete. If a Shareholder is unable to contact the Funds by telephone, a Shareholder may also mail the exchange request to the Funds at the address listed under "HOW TO PURCHASE AND REDEEM SHARES--Redemption By Mail." The Funds reserve the right to modify or terminate the exchange privilege described above at any time and to reject any exchange request. If an exchange request in good order is received by the Distributor by the Valuation Time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange should obtain and review the current prospectus of the Fund in which he or she wishes to invest before making the exchange. Shareholders wishing to make use of the Funds' exchange program must so indicate on the Account Application.

         This option will be suspended for a period of 30 days following a telephonic address change.

AUTO EXCHANGE

         Auto Exchange enables Shareholders to make regular, automatic withdrawals from the Government Fund and use those proceeds to benefit from dollar-cost averaging by automatically making purchases of shares of another Fund. With shareholder authorization, the Company's transfer agent will withdraw the amount specified (subject to the applicable minimums) from the shareholder's Government Fund account and will automatically invest that amount in the Fund designated by the Shareholder at the public offering price on the date of such deduction. In order to participate in the Auto Exchange, Shareholders must have a minimum initial purchase of $10,000 in their Government Fund account and maintain a minimum account balance of $1,000. To participate in the Auto Exchange, Shareholders should complete the appropriate section of the Account Application Form, which can be acquired by calling the Distributor. To change the Auto Exchange instructions or to discontinue the feature, a Shareholder must send a written request to the IMG Mutual Funds, Inc., 2203 Grand Avenue, Des Moines, IA 50312-5338. The Auto Exchange may be amended or terminated without notice at any time by the Distributor.

REDEMPTION OF SHARES

         Shareholders may redeem their Shares on any day that net asset value is calculated (see "VALUATION OF SHARES"). Redemptions will be effected at the net asset value per share next determined after receipt of a redemption request in good order. Redemptions may ordinarily be requested by mail or by telephone.

         All or part of a Customer's Shares may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account held by a Bank. For example, if a Customer has agreed to maintain a minimum balance in his or her account, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Bank may redeem for and on behalf of the Customer, all or part of the Customer's Shares to the extent necessary to maintain the required minimum balance. There may be no notice period affording Shareholders an opportunity to increase the account balance in order to avoid an involuntary redemption under these circumstances.

REDEMPTION BY MAIL

         A written request for redemption must be received by the Funds in order to honor the request. The Funds' address is: IMG Mutual Funds, Inc., 2203 Grand Avenue, Des Moines, IA 50312-5338. The Transfer Agent or Sub-Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule17Ad-15 under the Securities Exchange Act of 1934. The Transfer Agent or Sub-Transfer Agent reserves the right to reject any signature guarantee if (1)it has reason to believe that the signature is not genuine, (2)it has reason to believe that the transaction would otherwise be improper, or (3)the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (1)the redemption check is payable to the Shareholder(s)of record and (2)the redemption check is mailed to the Shareholder(s) at the address of record or the proceeds are either mailed or wired to a commercial bank account previously designated on the Account Application. There is no charge for having redemption requests mailed to a designated bank account.

         If the Company receives a redemption order but a shareholder has not clearly indicated the amount of money or number of shares involved, the Company cannot execute the order. In such cases, the Company will request the missing information and process the order on the day such information is received.

REDEMPTION BY TELEPHONE

         Shares may be redeemed by telephone if the Shareholder selected that option on the Account Application. The Shareholder may have the proceeds mailed to his or her address or mailed or sent electronically to a commercial bank account previously designated on the Account Application. Electronic payment requests may be made by the Shareholder by telephone to the Funds at (800) 798-1819. For a wire redemption, the then-current wire redemption charge may be deducted from the proceeds of a wire redemption. This charge, if applied, will vary depending on the receiving institution for each wire redemption. It is not necessary for Shareholders to confirm telephone redemption requests in writing. During periods of significant economic or market change, telephone redemptions may be difficult to complete. If a Shareholder is unable to contact the Funds by telephone, a Shareholder may also mail the redemption request to the Distributor at the address listed above under "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Mail". Neither the Distributor, the Transfer Agent, the Sub-Transfer Agent, the Advisor nor the Company will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Funds' telephone transaction procedures, upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to shareholders within 72hours of the telephone transaction, verification of account name and account number or tax identification number, and sending redemption proceeds only to the address of record or to a previously authorized bank account.

         This option will be suspended for a period of 30 days following a telephonic address change.

REDEMPTION BY CHECK

         Free check writing is available for the Government Fund. With this service, a Shareholder may write up to five checks a month in amounts of $250 or more. To establish this service and to obtain checks at the time the account is opened, a Shareholder must complete the Signature Card section of the Account Application Form. To establish this service and obtain checks after opening an account in the Government Fund, the Shareholder must contact the Funds by telephone or mail to obtain an Account Application Form and complete and return the signature card. A Shareholder will receive the dividends and distributions declared on the Shares to be redeemed up to the day that a check is presented for payment. Upon 30 days' prior written notice to Shareholders, the check writing privilege may be modified or terminated. An investor may not close a Fund account by writing a check.

AUTO WITHDRAWAL PLAN

         The Auto Withdrawal Plan enables Shareholders of a Fund to make regular monthly or quarterly redemptions of Shares. With Shareholder authorization, the Transfer Agent or Sub-Transfer Agent will automatically redeem Shares at the net asset value on the dates of the withdrawal and have a check in the amount specified mailed to the Shareholder. The required minimum withdrawal is $100. To participate in the Auto Withdrawal Plan, Shareholders should call (800) 798-1819 for more information. Purchases of additional Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities. For a Shareholder to change the Auto Withdrawal instructions the request must be made in writing to the Distributor.

DIRECTED DIVIDEND OPTION

         A Shareholder may elect to have all income dividends and capital gains distributions paid by check or reinvested in any of the Company's other Funds, (provided the other Fund is maintained at the minimum required balance).

         The Directed Dividend Option may be modified or terminated by the Company at any time after notice to participating Shareholders. Participation in the Directed Dividend Option may be terminated or changed by the Shareholder at any time by writing the Distributor. The Directed Dividend Option is not available to participants in an IRA.

PAYMENTS TO SHAREHOLDERS

         Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within the settlement requirements defined in the Securities Exchange Act of 1934 after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Company will attempt to honor requests from Shareholders for (a)same day payments upon redemption of Government Fund Shares if the request for redemption is received by the Distributor before 11:00 a.m. Central Time on a Business Day or, if the request for redemption is received after 11:00 a.m. Central Time, to honor requests for payment on the next Business Day, or (b)next day payments upon redemption of the Variable NAV Funds if received by the Distributor before the Valuation Time on a Business Day or if the request for redemption is received after the Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Fund or the Shareholders of the Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

         At various times, a Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, a Fund may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares, which delay may be for up to 10 days or more. A Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, a Fund may make payment wholly or partly in portfolio securities at their then-current market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         Due to the relatively high cost of handling small investments, the Funds reserve the right to redeem, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder (but not as a result of a decrease in the market price of such Shares), the account of such Shareholder has a value of less than $500. Before the Funds exercise their right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $500.

         See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION--Matters Affecting Redemption" in the Statement of Additional Information for examples of when the Company may, under applicable law and regulation, suspend the right of redemption if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act.


                               DIVIDENDS AND TAXES


DIVIDENDS

         The Income Fund and Municipal Bond Fund each intend to declare their net investment income monthly as a dividend to Shareholders at the close of business on the day of declaration. The Government Fund intends to declare its net investment income daily as a dividend to Shareholders at the close of business on the day of declaration. These Funds will generally pay such dividends monthly. Each Fund also intends to distribute its capital gains, if any, at least annually, normally in December of each year. The Equity Fund, the Balanced Fund, the Aggressive Growth Fund and the Limited Term Bond Fund intend to declare their net investment income quarterly as a dividend to Shareholders at the close of business on the day of declaration, and generally will pay such dividends quarterly. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of a Fund at net asset value as of the ex-dividend date, unless the Shareholder elects to receive dividends or distributions in cash. Such election must be made on the Account Application; any change in such election must be made in writing to the Funds at 2203 Grand Avenue, Des Moines, IA 50312-5338, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent or Sub-Transfer Agent. Dividends are paid in cash not later than seven business days after a Shareholder's complete redemption of his or her Shares.

         If you elect to receive distributions in cash, and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

FEDERAL TAXES

         The following discussion is intended for general information only. Investors should consult with their tax adviser as to the tax consequences of an investment in the Funds, including the status of distributions from the Funds under applicable state or local law.

         Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, each Fund must meet certain income, distribution and diversification requirements. In any year in which a Fund qualifies as a regulated investment company and timely distributes all of its income and substantially all of its net tax-exempt interest income, the Fund generally will not pay any U.S. federal income or excise tax.

         Dividends that are distributed by a Fund that are derived from interest income exempt from federal income tax and are designated by the Fund as "exempt-interest dividends" will be exempt from regular federal income taxation. However, if tax exempt interest earned by the Fund constitutes an item of tax preference for purposes of the alternative minimum tax, then a portion of the exempt-interest dividends paid by the Fund may likewise constitute an item of tax preference. In addition, any exempt-interest dividends received by corporate shareholders may constitute an adjustment to alternative minimum taxable income for purposes of the alternative minimum tax and the environmental tax imposed under Code Sections 55 and 59A, respectively. Only the Municipal Bond Fund is expected to be eligible to designate certain of its dividends as "exempt-interest dividends."

         Exempt-interest dividends of a Fund, although exempt from regular federal income tax, are includible in the tax base for determining the extent to which Social Security and railroad benefits will be subject to federal income tax. All shareholders are required to report the receipt of dividends and distributions, including exempt-interest dividends, on their federal income tax returns.

         Dividends paid out of a Fund's investment company taxable income (including dividends, taxable interest and net short-term capital gains) will be taxable to a U.S. Shareholder as ordinary income. A portion of the Equity Fund, Balanced Fund and Aggressive Growth Fund's income may consist of dividends paid by U.S. Corporations. Therefore, a portion of the dividends paid by these Funds may be eligible for the corporate dividends-received deduction. Because no portion of the other Funds' income is expected to consist of dividends paid by U.S. Corporations, no portion of the dividends paid by those Funds is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends are taxable as long-term capital gains, regardless of the length of time the Shareholder has held a Fund's Shares. Dividends are generally treated in the same manner whether received in cash or reinvested in additional Fund Shares.

         A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be treated as received by Shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         Each year the Funds will notify Shareholders of the tax status of dividends and distributions.

         Investments in securities that are issued at a discount will result each year in income to a Fund equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities. Such income generally will, however, have to be distributed to shareholders on a timely basis.

         A portion of the income earned by the Municipal Bond Fund may be taxable rather than tax-exempt. Accordingly, a portion of the dividends paid by the Municipal Bond Fund may be taxable to Shareholders.

         Any gain or loss realized by a Shareholder upon the sale or other disposition of Shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a taxable capital gain or loss which will be long-term or short-term, generally depending upon the Shareholder's holding period for the Shares. In some cases, Shareholders will not be permitted to take sales charges into account in determining the amount of gain or loss realized on the disposition of their shares.
See "Additional Tax Information" in the Statement of Additional Information.

         Shareholders should be aware that redeeming shares of the Municipal Bond Fund after tax-exempt interest income has been accrued by the Fund but before that income has been declared as a dividend may be disadvantageous. This is because the gain, if any, on the redemption will be taxable, even though such gain may be attributable in part to the accrued tax-exempt interest which, if distributed to the shareholder as a dividend rather than as redemption proceeds, might have qualified as an exempt-interest dividend.

         The Funds may be required to withhold U.S. federal income tax at the rate of 31% of all reportable dividends (which does not include exempt-interest dividends) and capital gain distributions (as well as redemptions for all Funds except the Government Fund), payable to Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's U.S. FEDERAL income tax liability.

         Further information relating to tax consequences is contained in the Statement of Additional Information.

STATE AND LOCAL TAXES

         Distributions from all of the Funds may be subject to state and local taxes. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. In certain states, distributions of the Municipal Bond Fund which are derived from interest on obligations of that state or its municipalities or any political subdivisions thereof may be exempt from state and local taxes. Shareholders should consult their tax advisers regarding the possible exclusion for state and local income tax purposes of the portion of dividends paid by a Fund which is attributable to interest from obligations of the U.S. Government and its agencies, authorities and instrumentalities, and the particular tax consequences to them of an investment in a Fund, including the application of state and local tax laws.

                            MANAGEMENT OF THE COMPANY

DIRECTORS OF THE COMPANY

         Under the laws of the State of Maryland, the property, affairs and business of the Company and the Funds are managed by the Board of Directors. The Directors elect officers who are charged with the responsibility for the day-to-day operation of the Funds and the execution of policies formulated by the Directors.

         The Directors receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Directors they attend. However, no officer or employee of Investors Management Group, Ltd., AMCORE Financial, Inc., or any of its subsidiaries, or BISYS Fund Services, Inc., receives any compensation from the Company for acting as a Director of the Company. The officers of the Company (see the Statement of Additional Information) receive no compensation directly from the Company for performing the duties of their offices. Investors Management Group receives fees from the Funds for acting as investment adviser, administrator and transfer agent and for providing certain fund accounting services. BISYS Fund Services receives fees from the Funds for acting as distributor and sub-transfer agent.

INVESTMENT ADVISER

         Investors Management Group, Ltd., ("IMG"), manages the investments and business affairs of the Company. IMG a wholly owned subsidiary of AMCORE Financial Inc., is a federally registered Investment Adviser organized in 1982 and located at 2203 Grand Avenue, Des Moines, Iowa. Since then its principal business has been providing continuous investment management to pension and profit-sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, other mutual funds, individuals and others. As of November 30, 1997, IMG had approximately $1.6 billion in equity, fixed income and money market assets under management.

         The following individuals serve as portfolio managers for the Funds and
are  primarily   responsible  for  the  day-to-day   management  of  the  Fund's
portfolios:

GOVERNMENT, INCOME, MUNICIPAL BOND, LIMITED TERM, AND BALANCED FUNDS

         JEFFREY D. LORENZEN, CFA, MANAGING DIRECTOR. Mr. Lorenzen is a fixed income strategist and is a member of IMG's Investment Policy Committee. Prior to joining IMG in 1992, his experience includes serving as a securities analyst and corporate fixed income analyst for The Statesman Group from 1989 to 1992. Mr. Lorenzen received his Masters of Business Administration degree from Drake University, Des Moines, Iowa, and his Bachelor of Business Administration from the University of Iowa, Iowa City, Iowa.

         KATHRYN D. BEYER, CFA, MANAGING DIRECTOR. Ms. Beyer is a fixed income strategist and is a member of IMG's Investment Policy Committee. Prior to joining IMG in 1993, her experience includes serving as a securities analyst and director of mortgage-backed securities for Central Life Assurance Company from 1988 to 1993. Ms. Beyer received her Masters of Business Administration degree from Drake University, Des Moines, Iowa, and her Bachelor of Science Degree in Agricultural Engineering from Iowa State University, Ames, Iowa.

         ELIZABETH S. PIERSON, VICE PRESIDENT AND SENIOR FIXED INCOME MANAGER. AMCORE Capital Management, Inc. (or a predecessor) since 1984 when she began her investment career. AMCORE Capital Management, Inc., was merged with IMG in December 1997. She has a B.S. degree from the University of Illinois, Champaign-Urbana and is a Chartered Financial Analyst. She has been responsible for investment management and credit responsibilities in numerous individually managed advisory portfolios. She also manages the fixed securities of the Balanced Fund.

EQUITY, AGGRESSIVE GROWTH, AND BALANCED FUNDS

         DARRELL C. THOMPSON, SENIOR VICE PRESIDENT AND SENIOR EQUITY MANAGER. AMCORE Capital Management, Inc. (or a predecessor) since 1973. AMCORE Capital Management, Inc., was merged with IMG in December 1997. He began his investment career in 1957. He has a B.S. from Southern Illinois University. He has been responsible for investment operations in the Equity Fund since its inception.

         JULIE A. O'ROURKE, VICE PRESIDENT AND EQUITY MANAGER. AMCORE Capital Management, Inc. (or a predecessor) since 1991 where she began her investment career. AMCORE Capital Management, Inc., was merged with IMG in December 1997. She has a B.S. from Rockford College, Rockford, Illinois, and is a Chartered Financial Analyst. Other responsibilities include equity research and equity account management. She is chairperson of the Equity Research Committee. She has the responsibility of managing the equity securities of the Balanced Fund.

         Subject to the general supervision of the Company's Board of Directors and in accordance with a Fund's investment objective and restrictions, IMG manages the investments of a Fund, makes decisions with respect to and places orders for all purchases and sales of a Fund's portfolio securities, and maintains a Fund's records relating to such purchases and sales.

         For the services provided and expenses assumed pursuant to its investment advisory agreement with the Company, IMG receives a fee computed daily and paid monthly, at the annual rate of sixty one-hundredths of one percent (0.60%) of each of the Income Fund, Limited Term Bond Fund, and the Municipal Bond Fund's average daily net assets, at the annual rate of forty one-hundredths of one percent (0.40%) of the Government Fund's average daily net assets, at the annual rate of seventy-five one-hundredths of one percent (0.75%) of each of the Equity Fund and the Balanced Fund's average daily net assets, and at the annual rate of ninety-five one-hundredths of one percent (0.95%) of the Aggressive Growth Fund's average daily net assets. The investment advisory fees and administrative fees paid by the Income Fund, Municipal Bond Fund, Equity Fund, Balanced Fund, Aggressive Growth Fund and Limited Term Bond Fund, absent fee waivers, are higher than those paid by most other investment companies. IMG may periodically waive all or a portion of its advisory fee or otherwise absorb other expenses to increase the net income of a Fund available for distribution as dividends. IMG may not seek reimbursement of such waived fees at a later date. The waiver or absorption of such fee or expenses will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

ADMINISTRATOR

         IMG is also the administrator for the Funds (the "Administrator"). The Administrator generally assists in all aspects of the Funds' administration and operation. For expenses assumed and services provided as administrator pursuant to its management and administration agreement with the Funds, the Administrator receives a fee computed daily and paid periodically, calculated at an annual rate of twenty-six one-hundredths of one percent (0.26%) of the Fund's average daily net assets. The Administrator may periodically waive all or a portion of its administrative fee to increase the net income of a Fund available for distribution as dividends. The Administrator may not seek reimbursement of such waived fees at a later date. The waiver of such fee will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

DISTRIBUTOR

         BISYS Fund Services, Inc., serves as distributor and principal underwriter (the "Distributor") for the Company pursuant to a Distribution Agreement and a Distribution and Shareholder Services Plan. The Distributor acts as agent for the Funds in the distribution of their Shares and, in such capacity, solicits orders for the sale of Shares, advertises, and pays the costs of advertising, office space and its personnel involved in such activities.

EXPENSES AND PORTFOLIO TRANSACTIONS

         The Advisor and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and general manager and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Funds.

         The policy of each of the Funds, regarding purchases and sales of securities for its portfolio, is that primary consideration be given to obtaining the most favorable prices and efficient execution of transactions. In seeking to implement the Fund's policies, IMG effects transactions with those brokers and dealers whom IMG believes provide the most favorable prices and are capable of providing efficient executions. If IMG believes such price and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or IMG. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of portfolio securities. Such information may be useful to IMG in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to IMG in carrying out its obligations to the Funds.

         Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commission charged by other broker-dealers in recognition of their research or execution services. In order to cause the Funds to pay such higher commissions, IMG must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and/or research services provided by such executing broker-dealers, viewed in terms of a particular transaction or IMG's overall responsibilities to the Funds. In reaching this determination, IMG will not attempt to place a specific dollar value on the brokerage and/or research services provided, or to determine what portion of the compensation should be related to those services.

DISTRIBUTION PLAN

         Pursuant to Rule 12b-1 under the 1940 Act, the Company has adopted a Distribution and Shareholder Service Plan (the "Plan"), under which each Fund is authorized to pay or reimburse BISYS Fund Services, Inc., as Distributor, a periodic amount calculated at an annual rate not to exceed twenty-five one hundredths of one percent (0.25%) of the average daily net assets of the Fund. Such amount may be used to pay banks for administrative and shareholder services and to pay broker-dealers and other institutions for similar services, including distribution services (each such bank, broker-dealer and other institution is hereafter referred to as a "Participating Organization"), pursuant to an agreement between BISYS Fund Services, Inc., and the Participating Organization. Under the Plan, a Participating Organization may include BISYS Fund Services, Inc., its subsidiaries and its affiliates.

         As authorized by the Plan, the Distributor has entered into a Rule 12b-1 Agreement with AMCORE Bank pursuant to which AMCORE Bank has agreed to provide certain administrative and shareholder support services in connection with Shares of a Fund purchased and held by AMCORE Bank for the accounts of its Customers and Shares of a Fund purchased and held by Customers of AMCORE Bank directly, including, but not limited to, processing automatic investments of AMCORE Bank's Customer account cash balances in Shares of a Fund and establishing and maintaining the systems, accounts and records necessary to accomplish this service, establishing and maintaining Customer accounts and records, processing purchase and redemption transactions for Customers, answering routine Customer questions concerning the Funds and providing such office space, equipment, telephone facilities and personnel as is necessary and appropriate to accomplish such matters. In consideration of such services, AMCORE Bank may receive a monthly fee, computed at the annual rate of twenty-five one-hundredths of one percent (.25%) of the average aggregate net asset value of the Shares of the Fund held during the period in Customer accounts for which AMCORE Bank has provided services under this Agreement. The Distributor will be compensated by a Fund in an amount equal to any payments it makes to AMCORE Bank under the Rule 12b-1 Agreement. Currently, it is intended that no such amounts will be paid under the Plan or the Rule 12b-1 Agreement by any of the Funds.

ADMINISTRATIVE SERVICES PLAN

         The Company has adopted an Administrative Services Plan (the "Services Plan") pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Service Organization"), including AMCORE Financial, Inc. and its correspondent and affiliated banks, which agree to provide certain ministerial, recordkeeping and/or administrative support services for their customers or account holders (collectively, "customers") who are the beneficial or record owner of Shares of that Fund. In consideration for such services, a Service Organization receives a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net asset value of Shares of that Fund owned beneficially or of record by such Service Organization's customers for whom the Service Organization provides such services.

         The servicing agreements adopted under the Services Plan (the "Servicing Agreements") require the Service Organizations receiving such compensation to perform certain ministerial, recordkeeping and/or administrative support services with respect to the beneficial or record owners of Shares of the Funds, such as processing dividend and distribution payments from the Fund on behalf of customers, providing periodic statements to customers showing their positions in the Shares of the Fund, providing sub-accounting with respect to Shares beneficially owned by such customers and providing customers with a service that invests the assets of their accounts in Shares of the Fund pursuant to specific or pre-authorized instructions.

         As authorized by the Services Plan, the Company has entered into Servicing Agreements with Service Organizations pursuant to which the Service Organization has agreed to provide certain administrative support services in connection with Shares of the Funds owned of record or beneficially by its customers. Such administrative support services may include, but are not limited to, (i)processing dividend and distribution payments from a Fund on behalf of customers, (ii)providing periodic statements to its customers showing their positions in the Shares; (iii)arranging for bank wires; (iv)responding to routine customer inquiries relating to services performed by the affiliate;
(v)providing sub-accounting with respect to the Shares beneficially owned by the affiliate's customers or the information necessary for sub-accounting; (vi)if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices)to its customers; (vii)aggregating and processing purchase, exchange, and redemption requests from customers and placing net purchase, exchange, and redemption orders for customers; and
(viii)providing customers with a service that invests the assets of their account in the Shares pursuant to specific or pre-authorized instructions. In consideration of such services, the Company, on behalf of each Fund, has agreed to pay the affiliate a monthly fee, computed at an annual rate of twenty-five one-hundredths of one percent (.25%) of the average aggregate net asset value of Shares of that Fund held during the period by customers for whom the affiliate has provided services under the Servicing Agreement. At present, the Company pays no servicing fees on the Funds, although it may begin to do so at any time without further notice to shareholders.

CUSTODIAN

         Bankers Trust Company, One Bankers Trust Plaza, New York, New York 10006 (the "Custodian") serves as custodian for the Funds' assets. Pursuant to the Custodian Agreement with the Company, the Custodian receives compensation from each Fund for such services in an amount equal to a designated annual fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

TRANSFER AGENCY AND FUND ACCOUNTING SERVICES

         IMG, 2203 Grand Avenue, Des Moines, Iowa 50312-5338, serves as the Funds' transfer agent pursuant to a Transfer Agency Agreement for the Funds and receives a fee for such services. BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as sub-transfer agent to the Funds through an agreement with the Funds and IMG. IMG also provides certain accounting services for the Funds pursuant to a Fund Accounting Agreement and receives a fee for such services. The fees received and the services provided as fund accountant, transfer agent, dividend disbursing agent and shareholder servicing agent are in addition to those received and paid under the Advisory Agreement and the Administrative Services Agreement. See "MANAGEMENT OF THE COMPANY - Transfer Agency and Fund Accounting Services" in the Statement of Additional Information for further information.


                               GENERAL INFORMATION

DESCRIPTION OF THE COMPANY AND ITS SHARES

         The Company is a Maryland corporation organized on November 16, 1994. The Company consists of several Funds organized as separate series of shares. Each share represents an equal proportionate interest in a Fund with other shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Directors (see "Miscellaneous" below).

         The Government Fund and Equity Fund are each authorized to offer shares in two separate classes, however, only Trust Shares of each are offered by this Prospectus. All shares are offered to individual and institutional investors acting on their own behalf or on behalf of their customers and bear their pro rata portion of all operating expenses paid by each Fund. Each class of shares offers different privileges. T Shares, which are offered in this Prospectus, are normally offered through trust organizations or others providing shareholder services such as establishing and maintaining accounts and records for their customers who invest in T Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customers' inquiries concerning their investments. Participating Organizations selling or servicing T Shares may receive different compensation with respect to one class over another.

         Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held, and will vote in the aggregate and not by series or class except as otherwise expressly required by law. For example, shareholders of each fund will vote in the aggregate with other shareholders of the Company with respect to the election of Directors and ratification of the selection of independent auditors. However, shareholders of a particular Fund will vote as a Fund, and not in the aggregate with other shareholders of the Company, for purposes of approval of that Fund's investment advisory agreement, Plan and Services Plan, except that shareholders of the Government Fund will vote by class on matters relating to that Fund's Plan and Services Plan.

         Under the laws of the State of Maryland, the Company may operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Company has adopted the appropriate provisions in its Bylaws and may, in its discretion, not hold annual meetings of shareholders for the election of Directors unless otherwise required by the 1940 Act. The Company has adopted provisions in its Bylaws for the removal of Directors by the shareholders. Shareholders may receive assistance in communicating with other shareholders as provided in Section 16(c) of the 1940 Act.

         There normally will be no meetings of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders of the Company may remove a Director by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Directors or for any other purpose when requested in writing to do so by the shareholders of record of not less than 10 percent of the Company's outstanding voting shares.

To date, eleven Funds have been authorized. All consideration received by the Funds for shares of one of the Funds and all assets in which such consideration is invested, belong to that Fund (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income and expenses attributable to one Fund are treated separately from those of the other Funds.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company, such as the Funds, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by such matter. Rule 18f-2 further provides that a Fund shall be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical or that the matter does not affect the interest of such Fund. However, the Rule exempts the selection of independent auditors and the election of Directors from the separate voting requirements of the Rule.

PERFORMANCE INFORMATION

         From time to time the Funds may advertise their average annual total return, aggregate total return, yield and effective yield in advertisements, sales literature and shareholder reports. SUCH PERFORMANCE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Average annual total return will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the difference. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield for each of the Variable NAV Funds will be computed by dividing the Fund's net investment income per share earned during a recent one-month period by the Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

         The yield of the Government Fund refers to the income generated by an investment therein over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Government Fund is assumed to be reinvested weekly. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment.

         Distribution rates will be computed by dividing the distribution per share made by the Fund over a twelve-month period by the maximum offering price per share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, whereas yield does not include such items.

         The Municipal Bond Fund may also present its tax equivalent yield and tax equivalent effective yield which reflect the amount of income subject to federal income taxation that a taxpayer would have to earn in order to obtain the same after-tax income as that derived from the yield and effective yield, respectively, of the Municipal Bond Fund. The tax equivalent yield and tax equivalent effective yield will be significantly higher than the yield and effective yield of the Municipal Bond Fund.

         Investors may also judge the performance of the Fund by comparing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices and to data prepared by various services which may be published by such services or by other services or publications. In addition to performance information, general information about the Fund that appears in such publications may be included in advertisements, sales literature and in reports to Shareholders.

         Yield and total return are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Consequently, current yields and total return will fluctuate and are not necessarily representative of future results. Any fees charged by IMG or any of its affiliates with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted.

         Additional information regarding the investment performance of the Funds is contained in the annual report of the Funds which may be obtained without charge by writing or calling the Funds.

MISCELLANEOUS

         Shareholders will receive unaudited semi-annual reports and annual reports audited by independent auditors.

         As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Fund upon the issuance or sale of shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Company not readily identified as belonging to a particular Fund that are allocated to the Fund by the Company's Board of Directors. The Board of Directors may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Directors of the Company as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Fund are conclusive.

         As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of
(a)67% or more of the votes of Shareholders of a Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of the Fund are represented in person or by proxy, or (b)the holders of more than 50% of the outstanding votes of Shareholders of a Fund.

         Inquiries regarding the Funds may be directed in writing to the Funds at 2203 Grand Avenue, Des Moines, Iowa 50312-5338, or by calling toll free (800) 798-1819.

                         Vintage Government Assets Fund

                               Vintage Income Fund

                           Vintage Municipal Bond Fund

                               Vintage Equity Fund

                              Vintage Balanced Fund

                         Vintage Aggressive Growth Fund

                         Vintage Limited Term Bond Fund


           Each an Investment Portfolio of the IMG Mutual Funds, Inc.



                       Statement of Additional Information

                                                        ________________, 1997


This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectus for the Vintage Government Assets Fund (the "Government Assets Fund"), the Vintage Income Fund (the "Income Fund"), the Vintage Municipal Bond Fund (the "Municipal Bond Fund"), the Vintage Equity Fund (the "Equity Fund"), the Vintage Balanced Fund (the "Balanced Fund"), the Vintage Aggressive Growth Fund (the "Aggressive Growth Fund") and the Vintage Limited Term Bond Fund (the "Limited Term Fund") each dated the same date as the date hereof (the "Prospectus"), hereinafter referred to collectively as the "Funds" and singly, a "Fund". This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Funds at 2203 Grand Avenue, Des Moines, Iowa 50312-5338 or by calling 1-800-798-1819.

                                TABLE OF CONTENTS
                                                                          Page
                                                                          ----
THE COMPANY

INVESTMENT OBJECTIVE AND POLICIES
         Additional Information on Portfolio Instruments
         Investment Restrictions
         Portfolio Turnover

NET ASSET VALUE
         Valuation of the Government Assets Fund
         Valuation of the Variable NAV Funds

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
         Matters Affecting Redemption

MANAGEMENT OF THE COMPANY
         Directors and Officers
         Investment Adviser
         Portfolio Transactions
         Banking Laws
         Administrator
         Distributor
         Administrative Services Plan
         Custodian
         Transfer Agency and Fund Accounting Services
         Independent Auditors
         Legal Counsel

ADDITIONAL INFORMATION
         Description of Shares
         Vote of a Majority of the Outstanding Shares
         Additional Tax Information
         Additional Tax Information Concerning the Municipal Bond Fund Yields and Total Returns of the Government Assets Fund
         Yields and Total Returns of the Variable NAV Funds
         Performance Comparisons
         Miscellaneous

FINANCIAL STATEMENTS

APPENDIX

                       STATEMENT OF ADDITIONAL INFORMATION


                             IMG Mutual Funds, Inc.

         IMG Mutual Funds, Inc. (the "Company") is an open-end management investment company which currently offers it shares in series representing eleven investment portfolios: IMG Core Stock Fund, IMG Bond Fund, Vintage Equity Fund, Vintage Aggressive Growth Fund, Vintage Balanced Fund, Vintage Municipal Bond Fund, Vintage Income Fund, Vintage Limited Term Bond Fund, Liquid Assets Fund, Government Assets Fund and Municipal Assets Fund (Individually a "Fund" and collectively the "Funds"). The Company was organized on November 16, 1994 under the laws of Maryland. Shares of some of the Funds may also be issued in classes with differing distribution and shareholder servicing arrangements.
Subject to the class level expenses, each Fund's share ("Share") represents an equal proportionate interest in a Fund with other Shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund, subject to the class level expenses, as are declared at the discretion of the Directors. Investors Management Group, Ltd ("IMG") acts as the Company's investment adviser and provides various other services to the Funds. This Statement of Additional Information deals with seven Funds, the Vintage Government Assets Fund, the Vintage Income Fund, the Vintage Municipal Bond Fund, the Vintage Equity Fund, the Vintage Balanced Fund, the Vintage Aggressive Growth Fund and the Vintage Limited Term Bond Fund which were established November 3, 1997 to acquire the assets and succeed to the business of the Vintage Government Obligations Fund, Vintage Fixed Income Fund, Vintage Intermediate Tax-Free Fund, Vintage Equity Fund, Vintage Balanced Fund, Vintage Aggressive Growth Fund and Vintage Total Return Fund, respectively. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of a Fund should be made without first reading the Prospectus. References to the "Variable NAV Funds" shall mean all of the Funds except the Government Assets Fund.

                        INVESTMENT OBJECTIVE AND POLICIES

Additional Information on Portfolio Instruments
-----------------------------------------------

         The following policies supplement the investment objective and policies of the Funds as set forth in their respective Prospectuses.

         BANK OBLIGATIONS. Each Fund, with the exception of the Government Assets Fund, may invest in bank obligations such as bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         COMMERCIAL  PAPER.  Commercial  paper consists of unsecured  promissory
notes  issued  by  corporations.   Issues  of  commercial  paper  normally  have
maturities of less than nine months and fixed rates of return.

         The Income Fund and the Municipal Bond Fund may purchase commercial paper consisting of issues rated at the time of purchase within the four highest rating categories by a nationally recognized statistical rating organization (an "NRSRO"). The Balanced Fund, Aggressive Growth Fund and Equity Fund may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by an NRSRO. The Limited Term Fund may purchase commercial paper consisting of issues rated at the time of purchase within the four highest rating categories by an NRSRO. These Funds may also invest in commercial paper that is not rated but is determined by IMG under guidelines established by the Company's Board of Directors, to be of comparable quality.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Income Fund, the Limited Term Fund, the Balanced Fund and the Municipal Bond Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. IMG will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

         VARIABLE AND FLOATING RATE NOTES. The Municipal Bond Fund, the Government Assets Fund, the Limited Term Fund, the Balanced Fund and the Income Fund may acquire variable and floating rate notes, subject to such Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by IMG under guidelines approved by the Company's Board of Directors to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, IMG will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         U.S. GOVERNMENT OBLIGATIONS. The Government Assets Fund will invest exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities subject to its investment objective and policies (collectively, "U.S. Government Obligations"). The Variable NAV Funds may also invest in U.S. Government Obligations. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury;
others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when IMG believes that the credit risk with respect thereto is minimal.

         STRIPPED  TREASURY  SECURITIES.  The  Variable  NAV Funds may invest in certain U.S. Government Obligations referred to as "Stripped Treasury Securities." Stripped Treasury Securities are U.S. Treasury securities that have been stripped of their unmatured interest coupons (which typically provide for interest payments semi-annually), interest coupons that have been stripped from such U.S. Treasury securities, and receipts and certificates for such stripped debt obligations and stripped coupons. Stripped bonds and stripped coupons are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest payments on the security.

         Stripped Treasury Securities will include coupons that have been stripped from U.S. Treasury bonds, which may be held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES").

         The U.S. Government does not issue Stripped Treasury Securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market in the stripping of selected U.S. Treasury notes and bonds into separate interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. A purchaser of those specified notes and bonds who has access to a book-entry account at a Federal Reserve bank, however, may separate the Treasury notes and bonds into interest and principal components. The selected Treasury securities thereafter may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments.

         CUBES,  like STRIPS,  are direct  obligations  of the U.S.  Government.
CUBES are coupons that have previously been physically stripped from U.S. Treasury notes and bonds, but which were deposited with the Federal Reserve Bank's book-entry system and are now carried and transferable in book-entry form only. Only stripped U.S. Treasury coupons maturing on or after January 15, 1988, that were stripped prior to January 5, 1987, were eligible for conversion to book-entry form under the CUBES program.

         By agreement, the underlying debt obligations will be held separate from the general assets of the custodian and nominal holder of such securities, and will not be subject to any right, charge, security interest, lien or claim of any kind in favor of or against the custodian or any person claiming through the custodian, and the custodian will be responsible for applying all payments received on those underlying debt obligations to the related receipts or certificates without making any deductions other than applicable tax withholding. The custodian is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the custodian's employees. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of the underlying debt obligations, including the right, in the event of default in payment of principal or interest to proceed individually against the issuer without acting in concert with other holders of those receipts or certificates or the custodian.

         FOREIGN INVESTMENTS. The Equity Fund, the Income Fund, the Limited Term Fund, the Balanced Fund and the Aggressive Growth Fund may, subject to their respective investment objectives and policies, invest in certain obligations or securities of foreign issuers. Permissible investments include American Depository Receipts ("ADRs") for the Equity Fund, the Balanced Fund and the Aggressive Growth Fund and Yankee Obligations (as described in the Prospectus) for the Income Fund, the Limited Term Fund, the Balanced Fund and the Aggressive Growth Fund. Investment in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs may subject such Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source or other taxes, and the adoption of other foreign governmental restrictions.

         Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         FUTURE CONTRACTS. As discussed in the Prospectus, the Funds may invest in futures contracts and options thereon (stock or bond index futures contracts or interest rate futures or options) to hedge or manage risks associated with a Fund's securities investments. To enter into a futures contract, an amount of cash and cash equivalents, equal to the market value of the futures contracts, is deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to hedge or manage risks effectively.

         Successful use of futures by a Fund is also subject to the Adviser's ability to predict movements correctly in the direction of the market. There is an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

         The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing position or to recover excess variation margin payments.

         CALL OPTIONS. The Equity Fund, the Balanced Fund and the Aggressive Growth Fund may write (sell) "covered" call options and purchase options to close out options previously written by them. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in IMG's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for a Fund.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. A Fund will write only covered call options. (In order to comply with the requirements of the securities laws in several states, a Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering all call options exceeds 15% of the market value of its net assets.)

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of a Fund's Custodian. The Funds do not consider a security covered by a call to be "pledged" as that term is used in each Fund's policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, IMG in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of a Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The Funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         PUT OPTIONS. The Municipal Bond Fund may acquire "puts" with respect to Municipal Securities held in its portfolio and the Income Fund, the Limited Term Fund and the Balanced Fund may acquire "puts" with respect to debt securities held in their portfolio. A put is a right to sell or redeem a specified security (or securities) at a certain time or within a certain period of time at a specified exercise price. The put may be an independent feature or may be combined with a reset feature that is designed to reduce downward price volatility as interest rates rise by enabling the holder to liquidate the investment prior to maturity.

         The amount  payable to a Fund upon its  exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by a Fund to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate that reinvestment of assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of a Fund's assets.

         The Municipal Bond Fund, the Income Fund, the Limited Term Bond Fund and the Balanced Fund will, if necessary or advisable, pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

         WHEN-ISSUED SECURITIES. As discussed in the Prospectuses of the Funds, each of the Funds may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund will generally not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, the Fund's liquidity and the ability of IMG to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

         When a Fund engages in when issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Funds will engage in when issued delivery transactions only for the purpose of acquiring portfolio securities consistent with the Funds' investment objectives and policies, not for investment leverage.

         MORTGAGE-RELATED SECURITIES. The Income Fund, the Limited Term Fund and the Balanced Fund may, consistent with their respective investment objectives and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Mortgage-related securities, for purposes of the Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the security and lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow Funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         The Income Fund, the Limited Term Fund and the Balanced Fund may also invest in mortgage-related securities which are collateralized mortgage obligations ("CMOs") structured on pools of mortgage pass-through certificates or mortgage loans. The CMOs in which these Funds may invest represent securities issued by a private corporation or a U.S. Government instrumentality that are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligations to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of a CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security. Mortgage-related securities will be purchased only if rated within the three highest bond rating categories assigned by an NRSRO or, if unrated, which IMG deems to present attractive opportunities and are of comparable quality.

         OTHER ASSET-BACKED SECURITIES. The Income Fund and the Limited Term Fund may also invest in interests in pools of receivables, such as motor vehicle installment purchase obligations (known as Certificates of Automobile Receivables or CARSSM) and credit card receivables (known as Certificates of Amortizing Revolving Debts or CARDSSM). Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities may also be debt instruments which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

         Such securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. Non-mortgage backed securities will be purchased by the Income Fund only when rated within the three highest rating categories by an NRSRO at the time of purchase. In addition, such securities generally will have remaining estimated lives at the time of purchase of 7 years or less.

         SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund, except the Government Assets Fund, may invest in securities issued by the other investment companies, including Shares of the Government Assets Fund. Each of these Funds currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company;
(b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of the Funds; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Funds. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. In order to avoid the imposition of additional fees as a result of investing in Shares of the Government Assets Fund, IMG and the Administrator will waive any portion of their usual service fees that are attributable to investments therein by another Fund. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne directly by Shareholders.

         REPURCHASE AGREEMENTS. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance
Corporation and registered broker-dealers which IMG deems creditworthy under guidelines approved by the Company's Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Directors of the Company believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Company if presented with the question. Securities subject to repurchase agreements will be held by that Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. As discussed in the Prospectuses, each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         MUNICIPAL SECURITIES. Under normal market conditions, at least 80% of the net assets of the Municipal Bond Fund will be invested in Municipal Securities, the interest on which is exempt from the regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax imposed on non-corporate taxpayers.

         Municipal Securities include debt obligations issued by governmental entities to obtain Funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Securities if the interest paid thereon is exempt from regular federal individual income taxes and is not treated as a preference item for purposes of the federal alternative minimum tax.

         Other types of Municipal Securities which the Municipal Bond Fund may purchase are short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Project Notes, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. The Municipal Bond Fund will not purchase municipal lease obligations.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         As described in the Prospectus, the two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. The Municipal Bond Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and securities with the same maturity, interest rate and rating may have different yields, while securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Municipal Bond Fund. IMG will consider such an event in determining whether the Fund should continue to hold the obligation.

         An issuer's obligations for Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

         LOW-RATED AND COMPARABLE UNRATED FIXED INCOME SECURITIES. The Income Fund, the Balanced Fund, the Municipal Bond Fund and the Limited Term Bond Fund may invest in below-Investment-Grade Securities. Below-Investment-Grade Securities (hereinafter referred to as "junk bonds" or "low-rated and comparable unrated securities") include (i) bonds rated as low as "Ba" by Moody's Investors Service, Inc. ("Moody's"), or "BB" by Standard & Poor's Corporation ("S&P"), Fitch Investors Services, Inc. ("Fitch") or Duff & Phelps, Inc. ("D&P") or of similar quality by another NRSRO; and (ii) unrated debt securities of comparable quality.

         Low-rated and comparable unrated securities, while generally offering higher yields than investment-grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with such investments are discussed below.

EFFECT OF INTEREST RATES AND ECONOMIC CHANGES

         The low-rated and comparable unrated securities market is relatively new, and its growth paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such a prolonged economic downturn could severely disrupt the market for and adversely affect the value of such securities.

         All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of low-rated and comparable unrated securities tend to reflect individual corporate development to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Low-rated and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of low-rated and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of low-rated and comparable unrated securities is significantly greater than that of issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a low-rated and comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of low-rated and comparable unrated securities and thus in the Fund's net asset value.

         As previously stated, the value of such a security will decrease in a rising interest rate market and accordingly, so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its Fund securities without regard to their investment merits. Due to the limited liquidity of high-yield securities (discussed below) the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

PAYMENT EXPECTATIONS

Low-rated and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at their discretion, redeem the securities. During periods of falling interest rates, issuers of high-yield securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower-yielding security, which would result in a lower return for the Fund.

CREDIT RATINGS

Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of low-rated and comparable unrated securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit-rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in low-rated and comparable unrated securities will be more dependent on the credit analysis than would be the case with investments in investment-grade debt securities. The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history, and the current trend of earnings. The Advisor continually monitors the investments owned by the Funds and carefully evaluates whether to dispose of or to retain low-rated and comparable unrated securities whose credit ratings or credit quality may have changed.

LIQUIDITY AND VALUATION

The Fund may have difficulty disposing of certain low-rated and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in low-rated and comparable unrated securities, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. As a result, the Fund's asset value and the Fund's ability to dispose of particular securities, when necessary to meet the Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's securities. Market quotations are generally available on many low-rated and comparable unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated and comparable unrated securities, especially in a thinly-traded market.

NEW AND PROPOSED LEGISLATION

Legislation has been adopted and, from time to time, proposals have been discussed regarding new legislation designed to limit the use of certain low-rated and comparable unrated securities by certain issuers. An example of legislation is a recent law which requires federally insured savings and loan associations to divest their investment in these securities over time. New legislation could further reduce the market because such securities, generally, could negatively affect the financial condition of the issuers of high-yield securities, and could adversely affect the market in general. It is not currently possible to determine the impact of the recent legislation on this market. However, it is anticipated that if additional legislation is enacted or proposed, it could have a material effect on the value of low-rated and comparable unrated securities and the existence of a secondary trading market for the securities.

Investment Restrictions
-----------------------

         The following are fundamental investment restrictions and are in addition to the investment restrictions set forth in the Prospectus. Under these restrictions a Fund may not:

         1. Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

         2. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Funds;

         3. Purchase or sell real estate (although investments by the Equity Fund and the Income Fund in marketable securities of companies engaged in such activities are not prohibited by this restriction);

         The following additional investment restrictions are not fundamental and may be changed with respect to a particular Fund without the vote of a majority of the outstanding Shares of that Fund. A Fund may not:

         1. Enter into repurchase agreements with maturities in excess of seven days if such investments, together with other instruments in that Fund that are not readily marketable or are otherwise illiquid, exceed 15% of that Fund's total assets (10% of total assets in the case of the Government Assets Fund).

         2. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

         3. Engage in any short sales;

         4. Purchase participation or direct interests in oil, gas or other mineral exploration or development programs (although investments by the Equity Fund and the Income Fund in marketable securities of companies engaged in such activities are not prohibited in this restriction);

         5. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) a Fund may invest in other investment companies, including other Funds for which IMG acts as adviser, as specified in the Prospectus subject to such restrictions as may be imposed by the 1940 Act or any state laws.

         6. Invest more than 5% of total assets in puts, calls, straddles, spreads or any combination thereof.

         7. With respect to the Equity Fund, the Balanced Fund, the Aggressive Growth Fund, the Limited Term Fund, and the Fixed Income Fund, invest more than 5% of total assets in securities of issuers which together with any predecessors have a record of less than three years continuous operation.

         If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

Portfolio Turnover
------------------

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

         Portfolio turnover for any of the Funds may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs to a Fund. Portfolio turnover will not be a limiting factor in making investment decisions.

         Because the Government Assets Fund intends to invest entirely in securities with maturities of less than one year and because the Commission requires such securities to be excluded from the calculation of the portfolio turnover rate, the portfolio turnover with respect to the Government Assets Fund is expected to be zero percent for regulatory purposes.

                                 NET ASSET VALUE

         As indicated in the Prospectuses, the net asset value of each Fund is determined and the Shares of each Fund are priced as of the Valuation Times applicable to such Fund on each Business Day of the Company. A "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading, the Federal Reserve Bank of Chicago is open, and any other day except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected and days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, either the NYSE or Federal Reserve Bank of Chicago are closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

Valuation of the Government Asset Fund
--------------------------------------

         The Government Assets Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Government Assets Fund would receive if it sold the instrument. The value of securities in the Government Assets Fund can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Government Assets Fund will maintain a dollar-weighted average portfolio maturity appropriate to the Fund's objective of maintaining a stable net asset value per share, provided that the Fund will not purchase securities with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Company's Board of Directors has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Fund, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Directors, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of the Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Directors promptly consider what action, if any, should be initiated. If the Directors believe that the extent of any deviation from the Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of the Government Assets Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.

Valuation of the Variable NAV Funds
-----------------------------------

         Portfolio securities for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Unlisted securities for which market quotations are readily available will be valued at the current quoted bid prices. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair value in IMG's best judgment under the supervision of the Company's Board of Directors.

         Among the factors that will be considered, if they apply, in valuing portfolio securities held by the Variable NAV Funds are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

         The Company may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by the Company under the general supervision of the Company's Board of Directors. Several pricing services are available, one or more of which may be used by the Adviser from time to time.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Matters Affecting Redemption
----------------------------

         Shares in each of the Company's Funds are sold on a continuous basis by BISYS Fund Services, Inc., (the "Distributor") which has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from the Distributor, Shares may be purchased through procedures established by the Distributor in connection with the requirements of accounts at AMCORE Bank, N.A., ("AMCORE Bank") or AMCORE Bank's affiliated entities (collectively, "Banks"). Customers purchasing Shares of the Funds may include officers, directors, or employees of the Banks.

         The Company may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension for the protection of security holders of the Company, or (d) the Commission has determined that an emergency exists as a result of which (i) disposal by the Company of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Company to determine the fair value of its net assets.

         The Company may redeem Shares of each of the Funds involuntarily if redemption appears appropriate in light of the Company's responsibilities under the 1940 Act. See "NET ASSET VALUE" in this Statement of Additional Information.

                            MANAGEMENT OF THE COMPANY

DIRECTORS AND OFFICERS

          Overall responsibility for management of the Company rests with its Board of Directors, which is elected by the Shareholders of the Company. The Directors elect the officers of the Company to supervise actively its day-to-day operations.

         Directors and Officers, together with information as to their principal business occupations during the last five years, and other information are shown below. Each Director who is deemed an "interested person", as defined in the Investment Company Act, is indicated by an asterisk.

     *David W. Miles, age 40, Director.
     President, Treasurer and Senior Managing Director, Investors Management Group, and IMG Financial Services, Inc.

     *Mark A. McClurg, age 44, President and Director.
     Vice  President,   Secretary  and  Senior  Managing   Director,   Investors
     Management Group, and IMG Financial Services, Inc.

     David  Lundquist,  age 54,  Chairman  of the Board and  Director.
     Managing Director, Lundquist, Schiltz & Associates, a consulting company, 1996 to Present; Vice-Chairman and CFO, New Heritage Association, a cable television company, 1991-1996.

     Johnny  Danos,  age  57,  Director.
     President, Danos, Inc., a personal investment company, 1994 to Present; Audit Partner, KPMG Peat Marwick, 1963-1994.

     Debra  Johnson,  age  36,  Director.
     Vice President and CFO, Business Publications Corporation/Iowa Title Company, a publishing and abstracting service company.

     Edward J.  Stanek,  age 50,  Director.
     CEO, Iowa Lottery, a government operated lottery.

     Ruth L. Prochaska, age 44, Secretary.
     Controller/Compliance   Officer,   Investors   Management  Group,  and  IMG
     Financial Services, Inc.

     The address for Messrs. Miles, McClurg, and Ms. Prochaska is 2203 Grand Avenue, Des Moines, Iowa 50312-5338.

     As of the date hereof, Officers and Directors beneficially owned no more than 1 percent of the shares of common stock of the Fund.

     Directors and Officers of the Fund who are officers, directors, employees, or stockholders of the Advisor do not receive any remuneration from the Fund for serving as Directors or Officers. Those Directors of the Funds who are not so affiliated with the Advisor receive $250 for each Board of Directors meeting attended, plus reimbursement for out-of-pocket expenses in attending meetings.

                               COMPENSATION TABLE

(1)                        (2)                   (3)                   (4)                       (5)

Name of Person,            Aggregate             Pension or            Estimated         Total Comp-
Position                   Compensation          Retirement Bene-      Annual Bene-      ensation
                           From Registrant       fits Accrue as        fits Upon         From Regis-
                                                 Part of Fund          Retirement        trant and
                                                 Expenses                                and Fund
                                                                                         Complex
                                                                                         Paid to
                                                                                         Director
------------------------------------------------------------------------------------------------------
David W. Miles             $0                    $0                    $0                     $0
Director

Mark A. McClurg             0                     0                     0                      0
President & Director

David Lundquist             0                     0                     0                      1,000
Chairman & Director

Johnny Danos                0                     0                     0                      1,000
Director

Debra Johnson               0                     0                     0                      1,000
Director

Edward J. Stanek            0                     0                     0                      1,000
Director

Investment Adviser
------------------

         Investment advisory services are provided by IMG, Des Moines, Iowa, pursuant to an Investment Advisory Agreement dated as of ____________, 1997 (the "Investment Advisory Agreement").

         Under the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectus of the Funds. For the services provided pursuant to the Investment Advisory Agreement, each of the Funds pays IMG a fee computed daily and paid monthly, at an annual rate, calculated as a percentage of the average daily net assets of that Fund, of sixty one-hundredths of one percent (.60%) for both the Income Fund, the Municipal Bond Fund and Limited Tem Fund, of forty one-hundredths of one percent (.40%) for the Government Assets Fund, of seventy-five one- hundredths of one percent (.75%) for the Equity Fund and the Balanced Fund and ninety-five one-hundredths of one percent (.95%) for the Aggressive Growth Fund. IMG may periodically waive all or a portion of its advisory fee with respect to any Fund to increase the net income of the Fund available for distribution as dividends.

         Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each Fund until December 1999 and from year to year thereafter, if such continuance is approved at least annually by the Company's Board of Directors or by vote of a majority of the outstanding Shares of the relevant Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Funds' Prospectus), and a majority of the Directors who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Directors, by vote of a majority of the outstanding Shares of that Fund, or by IMG. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement provides that IMG shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of IMG in the performance of its duties, or from reckless disregard by IMG of its duties and obligations thereunder.

Portfolio Transactions
----------------------

         Pursuant to the Investment Advisory Agreement, IMG determines, subject to the general supervision of the Board of Directors of the Company and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Funds usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, IMG, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

         The Company, on behalf of the Funds, will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with AMCORE Investment Group, N.A. the Distributor, or their affiliates, and will not give preference to AMCORE Investment Group, N.A. correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by IMG. Any such other Fund, investment company or account may also invest in the same securities as the Company on behalf of the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of more than one Fund or a Fund and another investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which IMG believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, IMG may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, IMG will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of AMCORE its parent or its subsidiaries or affiliates and, in dealing with its customers, AMCORE, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

Banking Laws
------------

         IMG, AMCORE Investment Group N.A. and their brokerage affiliates believe that they possesses the legal authority to perform the services for the Funds contemplated by the Prospectus, this Statement of Additional Information, and Rule 12b-1 Agreement described below without violation of applicable statutes and regulations. IMG, AMCORE Investment Group N.A. and their brokerage affiliates have been advised by its counsel that, while the question is not free from doubt, such laws should not prevent IMG, AMCORE Investment Group N.A. and their brokerage affiliates from providing the services required of it under the Rule 12b-1 Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict IMG, AMCORE Investment Group N.A. or their brokerage affiliates from continuing to perform such services for the Funds. Depending upon the nature of any changes in the services which could be provided by IMG, AMCORE Investment Group N.A. or their brokerage affiliates the Board of Directors of the Company would review the Funds' relationship with IMG or AMCORE Investment Group N.A. and consider taking all action necessary in the circumstances.

          Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of IMG, AMCORE Investment Group, N.A. and their brokerage affiliates and/or its affiliated and correspondent banks in connection with Customer purchases of Shares of the Funds, those banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Company's method of operations would affect its net asset value per share or result in financial losses to any Customer.

Administrator
-------------

         IMG serves as administrator (the "Administrator") to the Funds pursuant to a Management and Administration Agreement dated ______, 1997 (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by the Adviser under the Investment Advisory Agreement, the Custodian under the Custodian Agreement, the Transfer Agency Agreement and Fund Accounting Agreement.

         Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file all of the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' Custodian and Sub-Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Company's counsel; assist to the extent requested by the Funds with the Fund's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement; compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assists in all aspects of the Funds' operations other than those performed by IMG under the Investment Advisory Agreement, by the Custodian under the Custodian Agreement and by BISYS Fund Services Ohio, Inc. under the Sub-Transfer Agency Agreement. Under the Administration
Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, equal to the lesser of (1) a fee calculated daily and paid periodically, at the annual rate equal to twenty-six one-hundredths of one percent (0.26%) of that Fund's average daily net assets or (2) such other fee as may be agreed upon in writing by the Company and the Administrator. The Administrator may periodically waive all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.

         Unless  sooner  terminated  as  provided  therein,  the  Administration
Agreement will continue in effect until ________ 1999. The Administration Agreement thereafter shall be renewed automatically for successive five-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Company's Board of Directors or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any of the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Distributor
-----------

         BISYS Fund Services, Inc., serves as distributor to the Funds pursuant to the Distribution Agreement dated ___________ ___, 1997, (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect until _______, 1999, if such continuance is approved at least annually (i) by the Company's Board of Directors or by the vote of a majority of the outstanding Shares of the Funds and (ii) by the vote of a majority of the Directors of the Company who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         In its capacity as Distributor, BISYS Fund Services, Inc., solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor receives no compensation under the Distribution Agreement with the Company, but may receive compensation under the Distribution and Shareholder Service Plan described below.

         As described in the Prospectus, the Company has adopted a Distribution and Shareholder Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which the Funds are authorized to pay the Distributor for payments it makes to banks, including AMCORE Investment Group, N.A., other institutions and broker-dealers, and for expenses the Distributor and any of its affiliates or subsidiaries incur (with all of the foregoing organizations being referred to as "Participating Organizations") for providing administration, distribution or shareholder service assistance. Payments to such Participating Organizations may be made pursuant to agreements entered into with the Distributor. The Plan authorizes the Funds to make payments to the Distributor in an amount not to exceed, on an annual basis, 0.25% of the average daily net asset value of the "S" Shares of the Equity Fund and Government Assets Fund and the shares of the other Funds.

         As required by Rule 12b-1, the Plan was approved by the sole Shareholder of each class of shares of a Fund and by the Board of Directors, including a majority of the Directors who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Directors"). The Plan may be terminated with respect to a Fund by vote of a majority of the Independent Directors, or by vote of a majority of the outstanding Shares of the Fund. The Directors review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Directors including a majority of the Independent Directors, cast in person at a meeting called for that purpose. However, any change in the Plan that would materially increase the distribution cost to a Fund requires Shareholder approval. For so long as the Plan is in effect, selection and nomination of the Independent Directors shall be committed to the discretion of such disinterested persons.

         All agreements with any person relating to the implementation of the Plan may be terminated, with respect to a Fund, at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Directors or by vote of a majority of the outstanding Shares of the Fund. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Directors, and (ii) by the vote of a majority of the entire Board of Directors cast in person at a meeting called for that purpose. The Board of Directors has a duty to request and evaluate such information as may be reasonably necessary for it to make an informed determination of whether the Plan should be implemented or continued. In addition the Directors in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit each Fund and its Shareholders.

         The Board of Directors of the Company believes that the Plan is in the best interests of each of the Funds to which it applies since it encourages Fund growth. As a Fund grows in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

         As authorized by the Plan, the Distributor has entered into a Rule 12b-1 Agreement with AMCORE Investment Group, N.A. pursuant to which AMCORE Investment Group, N.A. has agreed to provide certain administrative and shareholder support services in connection with Shares of the Funds purchased and held by AMCORE Investment Group, N.A. for the accounts of its Customers and Shares of the Fund purchased and held by Customers of AMCORE Investment Group, N.A. directly, including, but not limited to, processing automatic investments of AMCORE Investment Group, N.A.'s Customer account cash balances in Shares of a Fund and establishing and maintaining the systems, accounts and records necessary to accomplish this service, establishing and maintaining Customer accounts and records, processing purchase and redemption transactions for Customers, answering routine Customer questions concerning the Funds and providing such office space, equipment, telephone and personnel as is necessary and appropriate to accomplish such matters. In consideration of such services the Distributor has agreed to pay AMCORE Investment Group, N.A. a monthly fee, computed at the annual rate of 0.25% of the average aggregate net asset value of Shares of the Funds held during the period in Customer accounts for which AMCORE Investment Group, N.A. has provided services under this Agreement. The Distributor will be compensated by each Fund in an amount equal to its payments to AMCORE Investment Group, N.A. with respect to each Fund's Shares under the Rule 12b-1 Agreement.

Administrative Services Plan
----------------------------

         The Company has adopted an Administrative Services Plan (the "Services Plan") pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Service Organization"), which may include the Adviser, its correspondent and affiliated banks, and the Distributor, which agree to provide certain ministerial, recordkeeping and/or administrative support services for their customers or account holders (collectively, "customers") who are the beneficial or record owner of Shares of that Fund. In consideration for such services, a Service Organization receives a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net asset value of Shares of that Fund owned beneficially or of record by such Service Organization's customers for whom the Service Organization provides such services.

         The servicing agreements adopted under the Services Plan (the "Servicing Agreements") require the Service Organizations receiving such compensation to perform certain ministerial, recordkeeping and/or administrative support services with respect to the beneficial or record owners of Shares of the Funds, such as processing dividend and distribution payments from the Fund on behalf of customers, providing periodic statements to customers showing their positions in the Shares of the Fund, providing sub-accounting with respect to Shares beneficially owned by such customers and providing customers with a service that invests the assets of their accounts in Shares of the Fund pursuant to specific or pre-authorized instructions.

         As authorized by the Services Plan, the Company has entered into Servicing Agreements with the Adviser pursuant to which the Adviser has agreed to provide certain administrative support services in connection with Shares of the Funds owned of record or beneficially by its customers. Such administrative support services may include, but are not limited to, (i) processing dividend and distribution payments from a Fund on behalf of customers, (ii) providing periodic statements to its customers showing their positions in the Shares;
(iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by the Adviser; (v) providing sub-accounting with respect to the Shares beneficially owned by the Adviser's customers or the information necessary for sub-accounting; (vi) if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to its customers; (vii) aggregating and processing purchase, exchange, and redemption requests from customers and placing net purchase, exchange, and redemption orders for customers; and (viii) providing customers with a service that invests the assets of their account in the Shares pursuant to specific or pre-authorized instructions. In consideration of such services, the Company, on behalf of each Fund, has agreed to pay the Adviser a monthly fee, computed at an annual rate of twenty-five one-hundredths of one percent (0.25%) of the average aggregate net asset value of Shares of that Fund held during the period by customers for whom the Adviser has provided services under the Servicing Agreement.

Custodian
---------

         Bankers Trust Company, New York, New York, serves as custodian (the "Custodian") to the Funds pursuant to the Custodian Agreement dated as of ___________, 1997, between the Company and the Custodian (the "Custodian Agreement"). The Custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest on each Fund's investments. In consideration of such services, each of the Funds pays the Custodian an annual fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

         Unless sooner terminated, the Custodian Agreement will continue in effect until terminated by either party upon 60 days' advance written notice to the other party. Notwithstanding the foregoing, the Custodian Agreement, with respect to a Fund, must be approved at least annually by the Company's Board of Directors or by vote of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Prospectus), and a majority of the Directors who are not parties to the Custodian Agreement or interested persons (as defined in the 1940 Act) of any party to the Custodian Agreement ("Disinterested Persons") by votes cast in person at a meeting called for such purpose.

Transfer Agency and Fund Accounting Services
--------------------------------------------

         IMG also serves as transfer agent and dividend disbursing agent (the "Transfer Agent") for the Funds, pursuant to the Transfer Agency Agreement dated _____________, 1997. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with each of the Funds' Shareholders of record: maintenance of shareholder records for each of the Fund's Shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of Shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record. IMG has contracted with BISYS Fund Services Ohio, Inc. ("BISYS Fund Services Ohio" of the "Sub-Transfer Agent") to serve as Sub-Transfer Agent.

         In addition, IMG provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement dated ________, 1997. IMG receives a fee from each Fund for such services equal to a fee computed daily and paid periodically at an annual rate of three one-hundredths of one percent (.03%) of that Fund's average daily net assets. Under such Agreement, IMG maintains the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Custodian, affirmation to the Custodian of all portfolio trades and cash settlements, verification and reconciliation with the Custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

Independent Auditors
--------------------

         KPMG Peat Marwick LLP, P.O. Box 772, Des Moines, Iowa 50309, have been selected as independent auditors for the Company for the fiscal year ended April 30, 1998. KPMG Peat Marwick LLP will perform an annual audit of the Funds' financial statements and provide other services related to filings with respect to securities regulations. Reports of their activities will be provided to the Company's Board of Directors.

Legal Counsel
-------------

         Cline, Williams, Wright, Johnson & Oldfather, 1900 First Bank Building, Lincoln, Nebraska 68508, is counsel to the Company.

                             ADDITIONAL INFORMATION

Description of Shares
---------------------

         The Company is a Maryland corporation, organized on November 16, 1994. The Company's Articles of Incorporation are on file with the Secretary of State of Maryland. The Articles of Incorporation authorize the Board of Directors to issue 100,000,000,000 shares, which are shares of beneficial interest, with a par value of $0.001 per share. The Company consists of several funds organized as separate series of shares. There are eleven series which represent the various Funds that the Company offers. Some series are further divided presently in up to four additional "classes" of shares which bear differing class level fees. Additional classes of a series may be authorized in the future. At present, only the Equity Fund and the Government Assets Fund are offered with classes. In both cases, the classes are referred to "Trust shares" and "S shares." S shares bear the Rule 12b-1 distribution fees described herein and in the Prospectus, while Trust shares are not subject to Rule 12b-1 distribution fees. The establishment of classes of Shares was approved by the Board of Directors under the provisions of a plan adopted pursuant to Rule 18f-3, which Plan sets forth the basis for allocating certain expenses among the classes of the Company's shares. Under Rule 18f-3 and the plan the Company is permitted to establish separate classes that allow for different arrangement for shareholder services, distribution of shares and other services and to pay different amounts of the expenses.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the shares will be fully paid and nonassessable. In the event of a liquidation or dissolution of the Company, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution. All shares are held in uncertificated form and will be evidenced by the appropriate notation on the books of the Transfer Agent.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. Approval of changes to the Rule 12b-1 Plan applicable to a Fund, or to a class of shares of a Fund would only be effectively acted upon with respect to the Fund or to a class of shares of a Fund, if approved by a majority of the outstanding Shares of such Fund or class of Shares. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Directors may be effectively acted upon by Shareholders of the Company voting without regard to series.

Shareholder Meetings
--------------------

         The Maryland Corporation Law permits registered investment companies to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Fund has adopted the appropriate Bylaw provisions and may not hold an annual meeting in any year in which the election of Directors is not required to be acted on by shareholders under the 1940 Act.

         The Bylaws also contain procedures for removal of Directors by shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any Director or Directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors.

         Upon the written request of the holders of shares entitled to not less than 10 percent of all the votes entitled to be cast at such meeting, the Secretary of the Funds shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Director. Whenever 10 or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1 percent of the total outstanding shares, whichever is less, shall apply to the Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders of record; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

         If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender or the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

         After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

Vote of a Majority of the Outstanding Shares
--------------------------------------------

         As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

Additional Tax Information
--------------------------

         TAXATION OF THE FUNDS. Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

         To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, and gains from the sale of securities, invest in securities within certain statutory limits, and distribute at least 90% of its net income each taxable year. Each Fund intends to distribute to its Shareholders, at least annually, substantially all of its investment company taxable income and net capital gains.

         There are tax uncertainties with respect to whether increasing rate securities will be treated as having an original issue discount. If it is determined that the increasing rate securities have original issue discount, a holder will be required to include as income in each taxable year, in addition to interest paid on the security for that year, an amount equal to the sum of the daily portions of original issue discount for each day during the taxable year that such holder holds the security. There may be tax uncertainties with respect to whether an extension of maturity on an increasing rate note will be treated as a taxable exchange. In the event it is determined that an extension of maturity is a taxable exchange, a holder will recognize a taxable gain or loss, which will be a short-term capital gain or loss if the holder holds the security as a capital asset, to the extent that the value of the security with an extended maturity differs from the adjusted basis of the security deemed exchanged therefor.

         FOREIGN TAXES. Investment income on certain foreign securities may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. However, if a Fund invests in the stock of certain foreign corporations that constitute a Passive Foreign Investment Company ("PFIC"), then federal income taxes may be imposed on a Fund upon disposition of PFIC investments.

         SHAREHOLDERS' TAX STATUS. Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Funds if those Funds were regular corporations, and to the extent designated by those Funds as so qualifying. These dividends, and any short-term capital gains are taxable as ordinary income.

         CAPITAL GAINS. Capital gains, when experienced by a Fund, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

         BACKUP WITHHOLDING. Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all reportable dividends (which does not include exempt-interest dividends) and capital gain distributions (as well as redemptions for all Funds except the Government Assets Fund) payable to Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's U.S. federal income tax liability.

Additional Tax Information Concerning the Municipal Bond Fund
-------------------------------------------------------------

         The Municipal Bond Fund intends to qualify under the Code to pay "exempt-interest dividends" to its Shareholders. The Municipal Bond Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which the interest payments are exempt from the regular federal income tax. To the extent that dividends distributed by the Municipal Bond Fund to its Shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from the gross incomes of the Shareholders for regular federal income tax purposes. The Municipal Bond Fund will inform Shareholders annually as to the portion of the distributions from the Fund which constituted "exempt-interest dividends."

         Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Municipal Bond Fund. No attempt is made to present a detailed explanation of the income tax treatment of the Municipal Bond Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of the Municipal Bond Fund are urged to consult their tax advisers with specific reference to their own tax situation.

Yields and Total Returns of the Government Assets Fund
------------------------------------------------------

         As summarized in the Prospectus of the Government Assets Fund under the heading "Performance Information," the yield of the Government Assets Fund for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional Shares purchased with dividends from the original Share and dividends declared on both the original Share and any such additional Shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund Shares at the same rate as net income is earned for the base period.

         The yield and effective yield of the Government Assets Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described below.

         The Government Assets Fund may wish to publish total return figures in its sales literature and other advertising materials. For a discussion of the manner in which such total return figures are calculated, see "Yields and Total Returns of the Variable NAV Funds--Total Return Calculations" below.

Yields and Total Returns of the Variable NAV Funds
--------------------------------------------------

         YIELD CALCULATIONS. As summarized in the Prospectuses of the Funds under the heading "PERFORMANCE INFORMATION", yields of each of the Funds except the Government Assets Fund will be computed by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of Shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                       a - b
                          Yield = 2 [(------- + 1)exp(6)  - 1]
                                         cd

Where:      a = dividends and interest earned during the period.

            b = expenses accrued for the period (net of reimbursements).

            c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.

            d = maximum offering price per Share on the last day of the period.

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in that Fund. Interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

         During any given 30-day period, the Advisor or the Administrator may voluntarily waive all or a portion of their fees with respect to a Fund. Such waiver would cause the yield of that Fund to be higher than it would otherwise be in the absence of such a waiver.

         From time to time, the tax equivalent 30-day yield of the Municipal Bond Fund may be presented in advertising and sales literature. The tax equivalent 30-day yield will be computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.

         TOTAL RETURN CALCULATIONS. As summarized in the Prospectuses of the Funds under the heading "PERFORMANCE INFORMATION", average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. The Funds compute their average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

         Average Annual                        ERV
           Total Return             =       [(------)exp (1/n) - 1]
                                                P

Where:     ERV  = ending  redeemable  value a t the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

             P  = hypothetical initial payment of $1,000.

             n  = period  covered  by  the  computation,  expressed  in terms of years.

         The Funds compute their aggregate total returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

         Aggregate Total                        ERV
            Return                  =        [(------] - 1]
                                                 P

           ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

             P  =  hypothetical initial payment of $1,000.


         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Performance Comparisons
-----------------------

         Investors may judge the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds or Ibbotson Associates, Inc. Comparisons may also be made to indices or data published in IBC's MONEY FUND REPORT, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, and U.S.A. Today. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders. The Funds may also include in advertisements and reports to Shareholders information comparing the performance of IMG or its predecessors to other investment advisers; such comparisons may be published by or included in Nelsons Directory of Investment Managers, Roger's, Casey/PIPER Manager Database or CDA/Cadence.

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of a Fund's quality, composition and maturity, as well as expenses allocated to the Fund. Fees imposed upon Customer accounts by the Adviser or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.

         From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.

Miscellaneous
-------------

         The Funds may include information in their Annual Reports and Semi-Annual Reports to Shareholders that (1) describes general economic trends,
(2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for a fund within the Company or (4) describes investment management strategies for such funds. Such information is provided to inform Shareholders of the activities of the Funds for the most recent fiscal year or half-year and to provide the views of IMG and/or Company officers regarding expected trends and strategies.

         Individual Directors are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Directors, serve for a term lasting until the next meeting of Shareholders at which Directors are elected. Such meetings are not required to be held at any specific intervals. Shareholders owning not less than 10% of the outstanding Shares of the Company entitled to vote may cause the Directors to call a special meeting, including for the purpose of considering the removal of one or more Directors. Any Trustee may be removed at any meeting of Shareholders by vote of two-thirds of the Company's outstanding shares. The Declaration of Trust provides that the Directors will assist shareholder communications to the extent required by
Section 16(c) of the 1940 Act in the event that a shareholder request to hold a special meeting is made.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

                                    APPENDIX


         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Adviser with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") and Duff & Phelps, Inc. ("D&F"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Advisor and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the three highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Description of the three highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Description of the three highest long-term debt ratings by D&P;

         AAA Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+ High credit quality Protection factors are strong. AA Risk is modest but may vary slightly from time to time AA- because of economic conditions.

         A+       Protection factors are average but adequate.  However,
         A        risk factors are more variable and greater in periods of
         A-       economic stress.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

                  -     Leading market positions in well-established industries.

                  -     High rates of return on Funds employed.

                  - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayments of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

D&P's description of the short-term debt ratings (D&P incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category);

         Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff     1 Very high certainty of timely payment. Liquidity factors are
                  excellent  and  supported  by  good   fundamental   protection
                  factors. Risk factors are minor.

         Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Short-Term Loan/Municipal Note Ratings
--------------------------------------

Moody's description of its two highest short-term loan/municipal note ratings:

         MIG-1/VMIG-1 This  designation  denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2  This  designation   denotes  high  quality.   Margins  of
                  protection are ample although not so large as in the preceding group.

         S&P's description of its two highest municipal note ratings:

         SP-1     Very strong or strong  capacity to pay principal and interest.
                  Those  issues  determined  to  possess   overwhelming   safety
                  characteristics will be given a plus (+) designation.

         SP-2     Satisfactory capacity to pay principal and interest.

Definitions of Certain Money Market Instruments
-----------------------------------------------

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity,

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.


U.S. Government Agency and Instrumentality Obligations

         Obligations of the U.S. Government include Treasury bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

                                     PART C

                                OTHER INFORMATION

Item 24.   Financial Statements and Exhibits:
           ----------------------------------

           (a)   Financial Statements

                 (1)      Included in Part A: None

                 (2)      Incorporated   by   reference   in  Part  B:
                          Independent Auditors' Report dated May 30, 1997 Schedule of Investments, April 30, 1997
                          Statement of Assets and Liabilities, April 30, 1997 Statement of Operations for Year Ended April 30, 1997 Statement of Changes in Net Assets for the Periods Ended April 30, 1997, and April 30, 1996

                 (3)      Included  in Part C:
                          Consent of KPMG Peat Marwick LLP

           (b)   Exhibits

                 Exhibits denoted with * have been previously filed. Exhibits denoted ** relate to newly-created portfolios and are filed herewith unless otherwise indicated.

                 Exhibit No.      Description
                 -----------      -----------

                   *1. (a) Articles of Incorporation, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                   *2. Bylaws, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                   *5. (a)(1)     Transfer Agent, Dividend Disbursing Agent and
                                  Shareholder Servicing Agent Agreement,
                                  incorporated by reference to the Fund's
                                  Registration Statement, filed
                                  December 14, 1994

                   *5. (a)(2)     Form of Transfer Agency Agreement,
                                  incorporated by reference to Post-Effective
                                  Amendment No. 7 filed November 7, 1997

                   *5. (b)(1)     Investment Advisory Agreement, incorporated
                                  by reference to the Fund's Registration
                                  Statement, filed December 14, 1994

                   *5. (b)(2)     Form of Investment Advisory Agreement,
                                  incorporated by reference to Post-Effective
                                  Amendment No. 7 filed November 7, 1997

                   *5.(c)(1)      Administrative Services Agreement,
                                  incorporated by reference to the Fund's
                                  Registration Statement, filed
                                  December 14, 1994

                   *5.(c)(2)      Form of Management and Administration
                                  Agreement, incorporated by reference to
                                  Post-Effective Amendment No. 7 filed
                                  November 7, 1997

                   *5.(d)(1)      Fund Accounting Agreement, incorporated by
                                  reference to the Fund's Registration
                                  Statement, filed December 14, 1994

                   *5.(d)(2)      Form of Fund Accounting Agreement,
                                  incorporated by reference to Post-Effective
                                  Amendment No. 7 filed November 7, 1997

                   *6.(a) Distribution Agreement, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                   *6.(b)         Form of Distribution Agreement,
                                  incorporated by reference to Post-Effective
                                  Amendment No. 7 filed November 7, 1997

                   *8.(a) Custodial Agreement, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                   *8.(b) Form of Custodial Agreement, incorporated by reference to Post-Effective Amendment
                                  No. 7 filed November 7, 1997

                 **8. (c)         Form of Custodial Agreement

                   *9.(a) Shareholder Services Plan, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                    *9.(b) Form of Administrative Services Plan, incorporated by reference to Post-Effective Amendment No. 7 filed November 7, 1997

                   *10.(a) Opinion of Ober, Kaler, Grimes & Shriver, incorporated by reference to Post-Effective Amendment No. 4, filed March 18, 1996

                   **10.(b) Opinion of Ober, Kaler, Grimes & Shriver, to be filed by amendment

                   *11. Power of Attorney, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                   *13. Subscription Agreement of Initial Stockholder, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                   *15.(a) Distribution Plan, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                   *15.(b) Distribution Plan, incorporated by reference to Post-Effective Amendment No. 7 filed November 7, 1997

                   *15.(c) Distribution Plan, incorporated by reference to Post-Effective Amendment No. 7 filed November 7, 1997

                   **15.(d)       Distribution Plan

                   *16.(a) 18f3 Plan, incorporated by reference to the Pre-Effective Amendment No. 3, filed May 18, 1995

                   **16.(b)       Amended 18f3 Plan

                   *17. Calculation of Yield Quotations, included in Part B of this Registration Statement

Item 25.          Persons Controlled by or under Common Control with Registrant.
                  --------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities.
                  --------------------------------

         Title of Class              Number of Record Holders
         --------------              ------------------------

         IMG Core Stock Fund         103 as of September 30, 1997
         IMG Bond Fund               59 as of September 30, 1997

Item 27.          Indemnification.
                  ----------------

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Section 2-418 of the Maryland General Corporation Law permits the Registrant to indemnify directors and officers. In addition, Section 2-405.1 sets forth the standard of care for directors and Section 2-405.2 allows the Registrant to include in the Charter provisions further limiting the liability of the directors and officers in certain circumstances. Article ELEVENTH of the Articles of Incorporation included herewith as Exhibit 1(a) (the "Articles") limits the liability of any director or officer of the Registrant arising out of a breach of fiduciary duty, subject to the limits of the Investment Company Act of 1940 (the "1940 Act"). Article TWELFTH of the Articles and Article VII of the Bylaws, included herewith as Exhibit (2), makes mandatory the indemnification of any person made or threatened to be made a party to any action by reason of the facts that such person is or was a director, officer or employee, subject to the limits otherwise imposed by law or by the 1940 Act.

         In addition, Paragraph 7 of the Advisory Agreement included herewith as
Exhibit 5(b)(1), and Article III of the Distribution Agreement, included herewith as Exhibit 6(a), provide that Investors Management Group ("IMG") and IMG Financial Services, Inc. ("IFS"), shall not be liable to the Registrant for any error, judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management provided by IMG or for any distribution services provided by IFS to the Registrant for the performance of the duties under such agreements, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligation and duties under such agreements. In addition,
Article IV of the Distribution Agreement and Paragraph 8 of the Transfer Agent, Dividend Disbursing Agent and Shareholder Servicing Agent Agreement, included herewith as Exhibit 5(a)(f), further indemnify IFS and IMG against certain liabilities arising out of the performance of such agreements.

Item 28.          Business and Other Connections of Investment Advisor.
                  -----------------------------------------------------

Investors Management Group

                    Positions with                   Principal Occupations
   Name                Advisor                  (Present and for Past Two Years)

Mark A. McClurg     Vice President, Secretary,    See caption "Directors and
                    Director and Senior           Officers" in the Statement of
                    Managing Director             Additional Information forming
                                                  a part of this Registration
                                                  Statement.


David W. Miles      President, Treasurer          See caption "Directors and
                    Director, and Senior          Officers" in the Statement of
                    Managing Director             Additional Information forming
                                                  a part of this Registration
                                                  Statement.

Item 29.          Principal Underwriters.

         (a)(1) IMG Financial Services, Inc. ("IFS") acts as distributor to Liquid Assets Fund, Municipal Assets Fund, and Capital Value Fund, Inc.

         (a)(2) BISYS Fund Services, Limited Partnership ("BISYS Fund Services") will act as distributor for BISYS Fund Services and also distribute the securities of The Victory Funds, The Riverfront Funds, Inc., The HighMark Group, The Parkstone Group of Funds, The BB&T Mutual Funds Group, the Summit Investment Trust, the Qualivest Funds, The ARCH Fund, Inc., the American Performance Funds, The Sessions Group, the Pacific Capital Funds, the AmSouth Mutual Funds, the MMA Praxos Mutual Funds, the Market Watch Funds and M.S.D.&T
                  Funds, each of which is a open-end management investment company.

         (b)(1)
                                   Positions and                 Positions and
Name and Principal                 Offices with                  Offices with
Business Address                      IFS                         Registrant
------------------------------------------------------------------------------

Mark A. McClurg                  Vice President, Secretary,       President,
2203 Grand Avenue                Director and Senior              Director
Des Moines, IA 50312-5338        Managing Director

David W. Miles                   President, Treasurer,            Director
2203 Grand Avenue                Director, and Senior
Des Moines, IA 50312-5338        Managing Director

         (b)(2) Partners of BISYS Fund Services, as of March 31, 1997, were as follows:
                                   Positions and                 Positions and
Name and Principal                 Offices with                  Offices with
Business Address                BISYS Fund Services               Registrant
------------------------------------------------------------------------------

BISYS Fund Services, Inc.        Sole General Partner             None
3435 Stelzer Road
Columbus, Ohio 43219

WC Subsidiary Corporation        Sole Limited Partner             None
150 Clove Road
Little Falls, New Jersey 07424

The BISYS Group, Inc.            Sole Shareholder of
150 Clove Road                   General Partner
Little Falls, New Jersey 07424

         (c) Not applicable

Item 30.          Location of Accounts and Records.
                  ---------------------------------

                  All required accounts, books and records will be maintained by Ruth L. Prochaska, 2203 Grant Avenue, Des Moines, Iowa 50312-5338.

Item 31.          Management Services.
                  --------------------

                  Not applicable.

Item 32.          Undertakings.
                  -------------

                  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                  Subject to the terms and conditions of Section 16(c) of the Investment Company Act of 1940, the undersigned Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors if requested to do so by holders of at least 10 percent of a Fund's outstanding shares and to assist in communications with other shareholders.

         The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement, using financial statements which need not be certified, within four to six months of the effective date of this Post-Effective Amendment.

         The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

                         CONSENT OF INDEPENDENT AUDITORS

To the Directors and Shareholders of
IMG Mutual Funds, Inc."


We consent to the use of our report incorporated herein by reference and to the references to our Firm under the headings "Financial Highlights" and
"Shareholder   Reports  and  Meetings"  in  the   Prospectus   and  "Reports  to
Shareholders" and "Independent Auditors" in the Statement of Additional Information.



KPMG Peat Marwick LLP

Des Moines, Iowa
November 12, 1997

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Des Moines, State of Iowa, on the 11th day of November, 1997.


                                  IMG MUTUAL FUNDS, INC.

                                  By _/s/__Mark A. McClurg________________
                                  Mark A. McClurg, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the date indicated.

           Signature                  Title


_/s/__David W. Miles________  Director
           David W.  Miles

_/s/__Mark A. McClurg_______  President, Principal
           Mark A. McClurg    Executive Officer,
                              Principal Financial and
                              Accounting Officer and
                              Director
                              __________________________
                                                        |
_/s/__Johnny Danos__________  Director                   > _/s/_David W. Miles__
           Johnny Danos                                 |  by David W. Miles
                                                        |  Attorney in Fact
_/s/__David Lundquist_______  Chairman & Director       |  November 11, 1997
           David Lundquist                              |
                                                        |
_/s/__Debra Johnson_________  Director                  |
           Debra Johnson                                |
                                                        |
_/s/__Edward Stanek_________  Director                  |
           Edward Stanek                                |
                              __________________________|

                             IMG MUTUAL FUNDS, INC.


                                 EXHIBIT VOLUME

                                       TO

                         POST-EFFECTIVE AMENDMENT NO. 8

                        FORM N-1A REGISTRATION STATEMENT

                             IMG MUTUAL FUNDS, INC.

                                  EXHIBIT INDEX

    Exhibit
    Number      Description                                              Page

    *1.  (a)    Articles of Incorporation, incorporated by
                reference to the Fund's Registration Statement,
                filed December 14, 1994....................................

    *2.         Bylaws, incorporated by reference to the Fund's
                Registration Statement, filed December 14, 1994............

    *5.  (a)(1) Transfer Agent, Dividend Disbursing Agent and
                Shareholder Servicing Agent Agreement,  incorporated
                by reference to the Fund's Registration Statement,
                filed December 14, 1994....................................

    *5.  (a)(2) Form of Transfer Agency Agreement, incorporated by reference to Post-Effective Amendment No. 7 filed
                November 7, 1997...........................................

    *5.  (b)(1) Investment Advisory Agreement, incorporated by reference to the Fund's Registration Statement,
                filed December 14, 1994....................................

    *5.  (b)(2) Form of Investment Advisory Agreement, incorporated by reference to Post-Effective Amendment No. 7 filed
                November 7, 1997...........................................

    *5.  (c)(1) Administrative Services Agreement, incorporated by reference to the Fund's Registration Statement,
                filed December 14, 1994....................................

    *5.  (c)(2) Form of Management and Administration Agreement,
                incorporated by reference to Post-Effective Amendment
                No. 7 filed November 7, 1997...............................

    *5.  (d)(1) Fund Accounting Agreement, incorporation by
                reference to the Fund's Registration Statement,
                filed December 14, 1994....................................

    *5.  (d)(2) Form of Fund Accounting Agreement, incorporated by reference to Post-Effective Amendment No. 7 filed
                November 7, 1997...........................................

    *6.  (a)    Distribution Agreement, incorporated by reference
                to the Fund's Registration Statement, filed
                December 14, 1994..........................................

    *6.  (b)    Form of Distribution Agreement, incorporated by
                reference to Post-Effective Amendment No. 7 filed
                November 7, 1997...........................................

    *8.  (a)    Custodial Agreement, incorporated by reference
                to the Fund's Registration Statement, filed
                December 14, 1994..........................................

    *8.  (b)    Form of Custodial Agreement, incorporated by
                reference to Post-Effective Amendment No. 7 filed
                November 7, 1997...........................................

   **8.  (c)    Form of Custodial Agreement................................

    *9.   (a)   Shareholder Services Plan, incorporated by
                reference to the Fund's Registration Statement, filed
                December 14, 1994..........................................

    *9.  (b)    Form of Administrative Services Plan, incorporated by
                reference to Post-Effective Amendment No. 7 filed
                November 7, 1997...........................................

    *10. (a)    Opinion of Ober, Kaler, Grimes & Shriver,
                incorporated by reference to the Fund's Post-Effective
                Amendment No. 4, filed March 18, 1996......................

   **10. (b)    Opinion of Ober, Kaler, Grimes & Shriver to be
                filed by amendment.........................................

    *11.        Power of Attorney, incorporated by reference
                to the Fund's Registration Statement, filed
                December 14, 1994..........................................

   *13.         Subscription Agreement of Initial Stockholder,
                incorporated by reference to the Fund's Registration
                Statement, filed December 14, 1994.........................

   *15. (a)     Distribution Plan, incorporated by reference to the
                Fund's Registration Statement, filed December 14, 1994.....

  *15.  (b)     Distribution Plan, incorporated by reference to
                Post-Effective Amendment No. 7 filed November 7, 1997......

  *15.  (c)     Distribution Plan, incorporated by reference to
                Post-Effective Amendment No. 7 filed November 7, 1997......

 **15.  (d)     Distribution and Shareholder Services Plan.................

  *16.  (a)     18f3 Plan, incorporated by reference to
                Pre-Effective Amendment No. 3, filed May 18, 1995..........

 **16.  (b)     Amended 18f3 Plan..........................................

  *17.          Calculation of Yield Quotations, included in
                Part B of this Registration Statement......................